                             [DESKTOP FRONT COVER]



                               Time Horizon Funds
                               ------------------

                                  PORTFOLIO 1

                                  PORTFOLIO 2

                                  PORTFOLIO 3






                               Semi-Annual Report
                               December 31, 1996




                                     TIME
                                    HORIZON
                                      FUNDS


                                NOT FDIC INSURED


                               TIME HORIZON FUNDS
                     3435 Stelzer Road, Columbus, OH 43219
                                 1-800-247-9728

              MANAGER                          INDEPENDENT AUDITORS
 Bank of America National Trust and             Ernst & Young, LLP
        Savings Association                    515 S. Flower Street
       555 California Street                  Los Angeles, CA 90071
      San Francisco, CA 94104

            DISTRIBUTOR                            FUND COUNSEL
   Concord Financial Group, Inc.              Vedder, Price, Kaufman
         3435 Stelzer Road                          & Kammholz
         Columbus, OH 43219                   222 S. LaSalle Street
                                                Chicago, IL 60601

                               SUB-ADMINISTRATOR
                           BISYS Fund Services, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

FUND SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY, NOR ARE THEY OBLIGATIONS
OF OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE
BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Time Horizon Funds are sponsored and distributed by Concord Financial Group,
Inc., which is unaffiliated with Bank of America. Bank of America serves as manager and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectus.

This material must be preceded or accompanied by a current prospectus.


------------------------------------------------------------------------
               INVESTMENTS IN THE TIME HORIZON FUNDS ARE NOT BANK
NOT            DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,
FDIC           BANK OF AMERICA OR ANY OF ITS AFFILIATES. MUTUAL FUNDS
INSURED        ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE
               LOSS OF PRINCIPAL AMOUNT INVESTED.
------------------------------------------------------------------------
------------------------------------------------------------------------



                                       Contents
  -     UNDERSTANDING YOUR
          SHAREHOLDER REPORT                  2

  -     TIME HORIZON FUND FACTS               5

  -     LETTER FROM THE MANAGER               6

  -     STATEMENTS OF ASSETS
          AND LIABILITIES                    13

  -     STATEMENTS OF OPERATIONS             14

  -     STATEMENTS OF CHANGES
          IN NET ASSETS                      16

  -     SCHEDULES OF PORTFOLIO
          INVESTMENTS                        18

  -     NOTES TO FINANCIAL STATEMENTS        45

  -     FINANCIAL HIGHLIGHTS                 56


UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The financial statements and financial highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the
information from the report.

The TABLE OF CONTENTS helps you locate
the information you want.

The LETTER FROM THE MANAGER
provides a brief overview of the
economy and how it affects the
financial markets.
                                                                   3 Page Art

                         Because a picture or chart can help clarify the text, The TIME HORIZON FUND FACTS illustrate the most important features of the Funds. The illustrations represent the current asset allocation and target asset allocation ranges for each portfolio, as well as a brief description of the Manager's investment strategy.


[Time Horizon Fund Facts Art]


In annual reports, mutual funds that are not "money market" funds are required by the Securities and Exchange Commission (SEC) to provide shareholders with a comparison of a hypothetical $10,000 investment in the Fund to a benchmark index of the broader market. The performance of the benchmark index depicts the aggregate performance of investments similar to those in the Fund for the same time period. While the benchmark index provides a general representation of the market, there are two reasons why it should be used only as a guide. First, the Fund, in its prospectus, must clearly define which investments can be made by the Fund. The index does not necessarily have the same limitations. Second, the index does not reflect any expenses that


GROWTH OF A $10,000 INVESTMENT (HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)

           MEASUREMENT PERIOD
         (FISCAL YEAR COVERED)                     A SHARES                 B SHARES                 S&P 500
9/5/95                                                       9553                     9500                    10000
                                                             9572                     9520                    10420
                                                             9610                     9570                    10389
                                                             9781                     9739                    10836
12/31/95                                                     9866                     9819                    11046
                                                            10038                     9989                    11427
                                                            10028                     9969                    11528
3/31/96                                                     10019                     9959                    11640
                                                            10047                     9979                    11818
                                                            10124                    10059                    12109
6/30/96                                                     10191                    10109                    12158

           MEASUREMENT PERIOD               LEHMAN BROTHERS
         (FISCAL YEAR COVERED)            AGGREGATE BOND INDEX
9/5/95                                                   10000
                                                         10097
                                                         10229
                                                         10382
12/31/95                                                 10528
                                                         10597
                                                         10413
3/31/96                                                  10341
                                                         10283
                                                         10262
6/30/96                                                  10400

accompany a real investment, such as sales charges, management fees, portfolio transaction costs or the cash reserves required to provide daily liquidity. The performance of the Fund must show these costs as well as any front-end or deferred sales charges.


The financial statements summarize and describe the Funds' financial transactions. They are broken down into four different statements, which are illustrated below:

The SCHEDULES OF PORTFOLIO INVESTMENTS list each investment holding in the Funds as of the date of the financial statements. Investments may be grouped by category (by industry or security type, for example). The percentage of each Fund's net assets represented by these groupings is also disclosed.



                                 TYPE OF SECURITY

                                 INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
                                 NET ASSETS REPRESENTED BY INVESTMENTS IN THAT SECTOR (IF APPLICABLE)

                                 PORTFOLIO HOLDINGS WITH SHARES AND MARKET VALUE AS OF REPORT DATE


[SCHEDULES OF PORTFOLIO INVESTMENTS ART]



The STATEMENTS OF ASSETS AND LIABILITIES list all the assets and liabilities of the Funds as of the date of the Statements. This is an individual fund's "balance sheet." Also disclosed in the Statements are the Funds' net asset values per share and their maximum offering prices per share as of the date of the Statements. The Statements also list the accounts that comprise the Funds' net assets (capital stock, undistributed income, etc.).



                                 SUMMARY OF THE FUND'S INVESTMENTS AND ALL OTHER ASSETS OWNED BY THE FUND, INCLUDING AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

                                 SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY THE FUND

                                 NET RESULTS OF ASSETS LESS LIABILITIES

                                 THE MARKET VALUE OF THE FUND'S TOTAL NET ASSETS DIVIDED BY THE NUMBER OF SHARES OUTSTANDING


[STATEMENTS OF ASSETS AND LIABILITIES ART]


THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

The STATEMENTS OF OPERATIONS show the amount of dividend and interest income earned from each Fund's investments, the expenses incurred by the Funds from their operations and any gains or losses, both realized and unrealized, by the Funds from holding and/or selling any investments.


                                 INCOME EARNED FROM THE FUND'S INVESTMENTS

                                 OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                 GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                 NET CHANGE IN NET ASSETS DUE TO FUND OPERATIONS


[STATEMENTS OF OPERATIONS ART]


The STATEMENTS OF CHANGES IN NET ASSETS show the changes in the net assets of the Funds during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:


                                 OPERATIONS: SEE STATEMENTS OF OPERATIONS

                                 DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                 DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                 PERIODS

                                 NET REALIZED GAINS: TOTAL REALIZED GAINS
                                 DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                 FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

[STATEMENTS OF CHANGES IN NET ASSETS ART]


The NOTES TO FINANCIAL STATEMENTS are footnotes to the Statements listed above. These footnotes include information on accounting methods used by the Funds, contractual arrangements between the Funds and their service providers, certain transactions effected by the Funds and other general information about the Funds.

The FINANCIAL HIGHLIGHTS show, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Funds. It also shows key data and ratios such as the total investment return for each period, the portfolio turnover rate for the Funds, the ratio of expenses to average net assets, the ratio of net investment income to average net assets, and the average commission rate paid on portfolio transactions.

TIME HORIZON FUND FACTS

    The Time Horizon Funds offer three asset allocation funds that target specific investment time horizons, shown below. Each Fund seeks to provide long-term investors maximum total return over its stated time period, while also increasingly emphasizing capital preservation as the Fund approaches its target time horizon.

    To accomplish this, the investment management team invests in a combination of stocks, bonds and a small amount of cash. The mix among these asset categories will change according to current market conditions, as well as to how close each Fund is to its target time horizon. By selecting the Time Horizon Fund that most closely matches the expected timing of major investment goals, such as sending a child to college, retirement or purchasing a home, you'll be investing in a portfolio of investments that is managed with a time horizon similar to that of your own goals. Of course, no mutual fund can guarantee that an investor's goals will be met.

[CAPTION]

                                   PORTFOLIO 1            PORTFOLIO 2            PORTFOLIO 3
       TIME HORIZON                   2005                   2015                   2025
----------------------------------------------------------------------------------------------
ASSET ALLOCATION(1)
(AS OF 12/31/96)

Stocks                                36%                     50%                    70%
Bonds                                 64%                     49%                    29%
Cash                                   0%                      1%                     1%

-----------------------------------------------------------------------------------------------
CURRENT ALLOCATION RANGES(2)
    STOCKS                           15%-45%                30%-70%               40%-100%
    BONDS                            55%-85%                30%-70%                0%-60%

CURRENT TARGET
ASSET ALLOCATION

Bonds/Cash                             65%                   50%                     30%
Stocks                                 35%                   50%                     70%

 --------------------------------------------------------------------------------------------

------------------------------

(1) The portfolio's composition is subject to change. Percentages shown are percentages of portfolio value.

(2) Under normal market conditions, each portfolio is currently managed within the strategic asset allocation ranges shown, based on the Portfolio Manager's evaluation of the anticipated returns and risks for the various asset classes in the near term. The portfolio will change its focus over time, increasingly emphasizing capital preservation as it nears its target time horizon. After a portfolio reaches its time horizon target date, it is anticipated that it will continue to be managed with a predominant emphasis on capital preservation.

LETTER FROM THE MANAGER

Dear Shareholder:

Investment returns in each of the three Time Horizon
Funds during the six months ended December 31, 1996
were heavily influenced by gains in U.S. stocks. The
Standard & Poor's 500 index gained 11.7% during the          [Photo Box]
period, for a total return of nearly 23% during 1996.
Other asset categories contributed more modestly to the Funds' performance. Foreign stocks gained about 1.5% during the six-month period, while intermediate-term bonds returned about 4%.

                                                           David R. Johnsen
                                                        Senior Vice President
                                                      Bank of America, Illinois
                                                         Investment Advisors
                                                               Division
                                                       Mr. Johnsen plays a key
                                                        role in the portfolio
                                                        management of the Time
                                                            Horizon Funds


AN ENVIRONMENT FAVORABLE TO STOCKS

The continued strength in the U.S. stock market reflected continued slow economic growth and low inflation, which represent favorable conditions for the performance of financial assets. At the same time, corporate earnings continued to grow at a solid pace, helping to bolster investors' confidence in the likelihood of further gains.

Money flows into U.S. equities continued to run at a very high pace, with most of the money entering the market through mutual funds. In fact, according to the Investment Company Institute, investors poured an estimated $222.1 billion into stock funds during 1996, on top of the $128.2 billion in 1995. That surge of cash continues to be driven by the aging baby boom generation, which is beginning to save for retirement. The growth of retirement savings plans such as 40l(k)s also encourages long-term investing. At the same time, many workers doubt whether Social Security will provide much support in retirement.

IMPLEMENTING THE FUNDS' STRATEGIES

As of December 31, 1996, the Funds' combined assets totaled $104.5 million. The three Time Horizon Funds continued to receive new money, which was used to diversify the portfolios' investments to meet the Funds' long-term target allocations.

Those allocations determine the breakdown of each Fund's holdings among four major asset classes: U.S. stocks, foreign stocks, bonds and cash. Investment studies have shown that 90% or more of an investment's long-term return is determined by such asset allocation decisions.*

The Funds emphasize the pursuit of long-term returns appropriate to shareholders' needs. Thus, their near-term returns may sometimes trail those of mutual funds that place an emphasis on investing in particular sectors of the stock, bond or other financial markets in pursuit of extraordinary short-term gains. Such strategies may deliver dramatic returns in the near-term, but over long periods, they have proven largely ineffective.

---------------

* Source: Financial Analysts Journal, May/June 1991; "Determinants of Portfolio Performance II: An Update," by G. Brinson, B. Singer and G. Beebower.

Moreover, trend-dominated investment approaches distract investors from the central factors that determine a sound investment policy. These factors include investors' goals and risk tolerances. Those factors reflect each investor's time horizon -- that is, the amount of time remaining until investors anticipate needing to draw upon their investments to meet goals such as a comfortable retirement.

Each of our three Funds now holds a portfolio structured according to its current shareholders' time horizon: eight years (Time Horizon 1); 18 years (Time Horizon 2) and 28 years (Time Horizon 3). We are continuing to refrain from making short-term bets on what some industry experts regard as the likely short-term performance of different asset categories or sectors within the major categories. Instead, we are focusing on maintaining each Fund's strategic balance, with special attention to creating diversified portfolios within each major asset class.

In addition to the strategies mentioned, we occasionally make modest adjustments in each Fund's asset allocation to reflect changes in market conditions -- but without deviating from the Fund's stated long-term objectives. Beyond this, we continue to seek out investments within each asset category and sector that offer good value and the potential for superior long-term returns. For example, in the stock market, we will focus on undervalued shares of companies that can deliver strong earnings growth.

Recently, such opportunities have abounded. The stock market's recent gains have been dramatic, but they have reflected the gains of a relatively small number of companies in the technology sector and elsewhere. Thus, shares of many first-rate companies such as Dell Computer and Ross Stores are trading at levels that make them attractive long-term investments.

INVESTMENTS FOR YOUR FUTURE

The mechanics of investing are of little concern to most individuals. Instead, most of us think in terms of our future goals -- buying a home, paying college costs, or financing a secure retirement. Our commitment to shareholders is simple: We will construct an investment strategy that makes sense for shareholders who want to meet those goals in a particular timeframe.

You'll notice that our commitment does not include outpacing the financial markets this year. We will pursue realistic returns over the long-term, riding out short-term setbacks if necessary. This approach frees us and our shareholders from the perils of short-term forecasting. It also allows us to concentrate our efforts on delivering investment results that can meet real-life needs of individual investors like you.

In line with this, on July 22, 1996, we added another class of shares -- the K Share class. This class of shares is primarily offered to Daily Advantage 401(k) plan participants, although it is also available to certain other eligible individuals, as outlined in the prospectus.

                                           Sincerely,

                                           /s/ David R. Johnsen

                                           David R. Johnsen

TIME HORIZON PORTFOLIO 1
TIME HORIZON PORTFOLIO 2
TIME HORIZON PORTFOLIO 3

Q
    HOW DID THE FUNDS PERFORM DURING THE RECENT PERIOD?

A
    During the six months ended December 31, 1996, Portfolio 1's A Shares posted total returns of 5.86% while B Shares and K Shares had total returns of 5.48%. Adjusted for the maximum 4.5% sales charge on A Shares and the maximum 5% contingent-deferred sales charge on B Shares, the total returns were 1.11% for A Shares and 0.48% for B Shares.

Portfolio 2's A Shares posted total returns of 6.97% while B Shares and K Shares had total returns of 6.64% and 6.67%, respectively. Adjusted for the maximum 4.5% sales charge on A Shares and the maximum 5% contingent-deferred sales charge on B Shares, A Shares had a total return of 2.12%, and B Shares had a total return of 1.64%.

Finally, Portfolio 3's A Shares had total returns of 8.23% while B Shares and K Shares each had total returns of 7.75%. Adjusted for their maximum 4.5% sales charge, A Shares had a total return of 3.32%. B Shares had a total return of 2.75% after accounting for their maximum 5% contingent-deferred sales charge.

-----------------------------------------------------------------
              AVERAGE ANNUAL RETURNS (WITH SALES CHARGE OR CDSC)*
-----------------------------------------------------------------

          PORTFOLIO  PORTFOLIO  PORTFOLIO
              1          2          3
          ---------  ---------  ---------
A Shares     5.88%      7.33%      9.78%
B Shares     5.90%      7.43%      9.97%
-----------------------------------------

The above figures reflect the Funds' average annual returns since inception (9/5/95) for A Shares and B Shares respectively, for each of the three portfolios. The return figures for Class A Shares include change in share price, reinvestment of dividends and the effect of the maximum 4.5% sales charge. Return figures for Class B Shares also include change in share price and reinvestment of dividends as well as the applicable contingent-deferred sales charge.

---------------------------------------------------------------
                AVERAGE ANNUAL RETURNS (WITHOUT SALES CHARGE OR
                               APPLICABLE CDSC)*
---------------------------------------------------------------

          PORTFOLIO  PORTFOLIO  PORTFOLIO
              1          2          3
          ---------  ---------  ---------
A Shares     9.60%     11.10%     13.64%
B Shares     8.85%     10.37%     12.88%
K Shares     8.85%     10.39%     12.88%
-----------------------------------------

The above figures reflect the Funds' average annual returns since inception (9/5/95) for A Shares and B Shares respectively, for each of the three portfolios. These figures are calculated to include the change in share price and reinvestment of dividends without the effect of the maximum 4.5% sales charge or applicable contingent-deferred sales charge. The average annual return for K Shares utilizes performance data achieved by B Shares prior to the creation of K Shares.

* The total return reflects the waiver of a portion of the Fund's management fees since inception. In such instances, and without waiver of fees, total return would have been lower. Past performance is no guarantee of future results.

See Letter from the Manager for factors affecting Fund performance.

Investment return and principal value are historical and will vary with market conditions, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Q
    WHAT WAS THE MOST IMPORTANT FACTOR DETERMINING THOSE RETURNS?

A
    The substantial gains in U.S. stocks were responsible for most of the returns. Fortunately, all three Funds held significant stakes in the stock market, consistent with the strategic asset allocations outlined in the Fund's prospectus. Portfolio 1, which aims to help investors plan for goals that will require the use of their money around the year 2005, increased its stock market investment from 34% to 36% during the period. The percentage in stocks climbed from 47% to 50% for Portfolio 2, which is designed for helping meet financial goals around the year 2015. And the percentage grew from 63% to 70% for Portfolio 3, a portfolio designed for shareholders whose time horizon stretches to 2025.

Q
    HOW DID YOU INVEST THOSE STOCK MARKET HOLDINGS?

A
    As always, we maintained a neutral allocation among the various sectors of the stock market, and concentrated on adding value through individual stock selection within each sector. In other words, rather than trying to forecast which industries would perform best, we included holdings in many industries, and then focused on finding the best companies within each. The best performers for the Funds included shares of companies whose earnings were consistently revised upward during the period. For example, Microsoft qualified on the basis of positive earnings revisions during the period. In addition, stocks of firms with low price-to-earnings ratios relative to other stocks in their sectors did well for the Funds. Companies that qualified on the basis of both earnings revisions and low price-to-earnings ratios include leading semi-conductor manufacturer Intel as well as smaller companies such as Interstate Bakeries and Vons Companies.

Many mutual funds had difficulty keeping up with the broad stock market indices. The market was led by a relatively narrow range of companies, which far outperformed the majority of stocks. For example, five firms' shares accounted for almost 20% of the stock market's returns during 1996 as a whole. Those firms were Intel, General Electric, Microsoft, Coca-Cola and IBM. Intel alone rose almost 130% in 1996.*

Q
    DID YOU INCREASE THE FUNDS' EXPOSURE TO FOREIGN MARKETS?

A
    Yes. We raised Time Horizon Portfolio 1's international investments from 3.5% to 4.9% of its portfolio. The percentage climbed from 3.3% to 9.4% for Time Horizon 2 and 3.1% to 9.3% for Time Horizon 3. That brought the portfolios' overseas investments in line with the Funds' stated strategic allocation.

* Source: Standard & Poor's Composite, 1996 "Performance Attribution," Prudential Securities by Melissa Brown, 1/6/97

Q
    WHAT ABOUT THE FUNDS' INVESTMENTS IN FIXED-INCOME SECURITIES?

A
    The investment in fixed-income securities rose from 48% to 49% in Portfolio 2 and from 27% to 29% in Portfolio 3. The fixed-income allocation for Portfolio 1 remained the same during the six month period. That brought those holdings in line with the long-term strategic allocation described in the Funds' prospectus. We also continued to diversify those fixed-income holdings among different sectors of the bond market. We added corporate, agency and mortgage-backed securities to each portfolio as the Funds' assets grew.

As always, we maintained relatively constant durations for the Funds. Higher duration portfolios typically suffer greater losses when interest rates rise, and post larger gains when rates fall. Thus, it's possible to bet on the direction of interest rates by manipulating the duration of a portfolio. But we avoid such bets because they add to the risk of a portfolio without contributing to performance in a substantial way. Instead, we attempt to add value by purchasing fixed-income securities that appear to be bargains based on their underlying values.

Q
    HOW ABOUT CASH HOLDINGS?

A
    Cash declined from 2% to 0% of Portfolio 1's total investments; from 5% to 1% of Portfolio 2's investments; and from 10% to 1% of Portfolio 3's investments. Those reductions reflected our commitment to put shareholders' assets to work in long-term securities that can meet their goals, as well as our ability to find attractive opportunities in the stock and fixed-income markets.

Q
    WHAT'S THE OUTLOOK FOR THE FUNDS IN THIS ENVIRONMENT?

A
    We don't attempt to forecast the performance of financial markets or the economy. The stock market appears to be fairly valued in the context of slow economic growth and low inflation that prevails today. Thus, we are not unduly concerned about the prospects for a stock market correction. We will maintain the Funds' diversified investments in stocks, while keeping an eye out for individual issues that offer good value for long-term investors. We also will continue to broaden the Funds' investment in the various sectors of the fixed-income market, with an eye toward even greater diversification.

Finally, we will maintain the Funds' commitment to long-term strategic allocations that are appropriate for each portfolio's time horizon. That commitment should carry the Funds and our shareholders through short-term fluctuations that may occur during the coming period.


PORTFOLIOS AT-A-GLANCE

TIME HORIZON PORTFOLIO 1


                                        SECTOR DIVERSIFICATION
                                           AS A % OF EQUITY
                                       HOLDINGS AS OF 12/31/96+

Transportation                      1.6%            ------------------------------------------------
Basic Industry                      6.5                TOP FIVE EQUITY HOLDINGS+        PERCENT OF
Energy                              8.3                     AS OF 12/31/96              PORTFOLIO
Health Care                         9.3             ------------------------------------------------
Consumer Staples                    9.7               1. Intel Corporation                 0.66%
Capital Goods                      10.6             ................................................
Technology                         14.8               2. General Electric Co.              0.58%
Utilities                          10.3             ................................................
Financial Services                 15.0               3. Coca-Cola Company                 0.54%
Consumer Cyclical                  13.9             ................................................
                                                      4. Microsoft Corporation             0.54%
                                                    ................................................
                                                      5. Merck & Company, Inc.             0.49%
                                                    ------------------------------------------------


TIME HORIZON PORTFOLIO 2

                                        SECTOR DIVERSIFICATION
                                           AS A % OF EQUITY
                                       HOLDINGS AS OF 12/31/96+

Transportation                      1.6%            ------------------------------------------------
Basic Industry                      6.6                TOP FIVE EQUITY HOLDINGS+        PERCENT OF
Energy                              7.9                     AS OF 12/31/96              PORTFOLIO
Health Care                         9.0             ------------------------------------------------
Consumer Staples                    9.1               1. Intel Corporation                 0.68%
Capital Goods                      10.9             ................................................
Technology                         14.9               2. General Electric Co.              0.68%
Utilities                          10.1             ................................................
Financial Services                 15.5               3. Coca-Cola Company                 0.62%
Consumer Cyclicals                 14.4             ................................................
                                                      4. Microsoft Corporation             0.59%
                                                    ................................................
                                                      5. Merck & Company, Inc.             0.56%
                                                    ------------------------------------------------

+ The composition of the Fund's portfolio is subject to change. Percentages shown are percentages of portfolio value.



TIME HORIZON PORTFOLIO 3

                            SECTOR DIVERSIFICATION
                               AS A % OF EQUITY
                           HOLDINGS AS OF 12/31/96+

TRANSPORTATION                      1.6%            -------------------------------------------------
BASIC INDUSTRY                      6.6                 TOP FIVE EQUITY HOLDINGS+     PERCENT OF
ENERGY                              8.1                      AS OF 12/31/96           PORTFOLIO
HEALTH CARE                         9.3             -------------------------------------------------
CONSUMER STAPLES                    9.6               1. Intel Corporation               1.16%
TECHNOLOGY                         10.7             .................................................
CAPITAL GOODS                      14.5               2. General Electric Co.            1.13%
UTILITIES                          10.3             .................................................
FINANCIAL SERVICES                 15.3               3. Coca-Cola Company               1.02%
CONSUMER CYCLICALS                 14.0             .................................................
                                                      4. Microsoft Corporation           0.99%
                                                    .................................................
                                                      5. Citicorp                        0.94%
                                                    ----------------------------------------------------

+ The composition of the Fund's portfolio is subject to change. Percentages shown are percentages of portfolio value.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                               PORTFOLIO 1   PORTFOLIO 2   PORTFOLIO 3
                                               -----------   -----------   -----------
ASSETS:

Investments, at value (Cost $32,498,467;
  $34,583,953; and $32,633,431)..............  $33,958,276   $36,528,112   $35,027,839
Cash.........................................       33,994             0         8,659
Interest and dividends receivable............      295,773       278,758       171,992
Receivable for capital shares issued.........      260,846        36,216       190,921
Unamortized organization costs...............       18,709        18,266        16,777
Prepaid expenses.............................        5,222         5,724         4,822
                                               -----------   -----------   -----------
  Total Assets...............................   34,572,820    36,867,076    35,421,010
                                               -----------   -----------   -----------
LIABILITIES:
Dividends payable............................      821,471       752,980       529,390
Capital shares redeemed......................       17,921         9,642        15,517
Accrued expenses and other payables:
  Management fees............................          585           618           590
  Shareholder Services fees (Class A, B, and
    K shares)................................        7,222         7,602         7,193
  12b-1 fees (Class B and K Shares)..........       16,269        17,156        16,981
  Legal fees.................................        3,313         2,461         2,018
  Audit fees.................................        7,959         6,792         6,837
  Transfer agent fees........................       19,636        21,800        21,108
  Printing fees..............................       25,510        26,727        22,663
  Other......................................        8,751         7,678         7,004
                                               -----------   -----------   -----------
    Total Liabilities........................      928,637       853,456       629,301
                                               -----------   -----------   -----------
NET ASSETS:
Capital......................................   32,269,542    34,000,434    32,256,743
Accumulated undistributed net investment
  income.....................................        2,192         2,379         2,470
Net unrealized appreciation on investments...    1,459,809     1,944,159     2,394,408
Accumulated undistributed net realized gains
  (losses) on investment transactions........      (87,360)       66,648       138,088
                                               -----------   -----------   -----------
    Net Assets...............................  $33,644,183   $36,013,620   $34,791,709
                                               ===========   ===========   ===========
Net Assets

  Class A....................................  $ 8,217,091   $ 9,259,669   $ 8,017,467
  Class B....................................   25,426,048    26,718,927    26,773,142
  Class K....................................        1,044        35,024         1,100
                                               -----------   -----------   -----------
  Total......................................  $33,644,183   $36,013,620   $34,791,709
                                               ===========   ===========   ===========
Outstanding units of beneficial interest
  (shares)
  Class A....................................      752,415       826,697       690,128
  Class B....................................    2,334,351     2,392,744     2,312,617
  Class K....................................           96         3,147            95
                                               -----------   -----------   -----------
  Total......................................    3,086,862     3,222,588     3,002,840
                                               ===========   ===========   ===========
Net asset value
  Class A -- redemption price per share......  $     10.92   $     11.20   $     11.62
  Class B -- offering price per share*.......  $     10.89   $     11.17   $     11.58
  Class K -- offering price per share*.......  $     10.88   $     11.13   $     11.58
                                               ===========   ===========   ===========
Maximum Sales Charge (Class A)...............         4.50%         4.50%         4.50%
                                               ===========   ===========   ===========
Maximum Offering Price (Class A)
(100%/(100% -- Maximum Sales Charge) of net
asset value adjusted to nearest cent) per
share........................................  $     11.44    $    11.73    $    12.16
                                               ===========   ===========   ===========

* Redemption price per share is equal to the net asset value per share less any applicable redemption fee.

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Operations
For the six months ended December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                            PORTFOLIO 1    PORTFOLIO 2    PORTFOLIO 3
                                            -----------    -----------    -----------
INVESTMENT INCOME:
  Interest income.........................  $  589,802     $  496,681     $  303,259
  Dividend income.........................     127,824        211,800        248,318
                                            ----------     ----------     ----------
    Total Income..........................     717,626        708,481        551,577
                                            ----------     ----------     ----------
EXPENSES:
  Management fees.........................      91,354         95,944         87,913
  12b-1 fees (Class B and K Shares).......      84,768         87,739         82,911
  Shareholder Services fees (Class A, B
    and K Shares).........................      38,064         39,949         36,590
  Accounting fees.........................      15,277         15,278         15,244
  Custodian fees..........................      11,960         12,265         12,265
  Legal fees..............................       9,384          9,569          8,341
  Audit fees..............................       4,784          3,686          3,686
  Organization costs......................       2,576          2,576          2,208
  Trustees' fees..........................       8,828          8,949          7,907
  Transfer agent fees.....................      24,563         26,585         25,761
  Registration and filing fees............      34,960         35,265         35,018
  Printing costs..........................      15,450         17,769         16,336
  Other...................................       1,840          1,288          1,289
                                            ----------     ----------     ----------
  Total Expenses before waivers and
    reimbursements........................     343,808        356,862        335,469
  Expense waivers and reimbursements......    (120,351)      (123,244)      (118,155)
                                            ----------     ----------     ----------
    Total Expenses........................     223,457        233,618        217,314
                                            ----------     ----------     ----------
  Net investment income...................     494,169        474,863        334,263
                                            ----------     ----------     ----------
REALIZED/UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
    Net realized losses on investment
      transactions........................     (71,576)       (78,012)       (18,675)
    Net change in unrealized appreciation
      on investments......................   1,267,460      1,785,038      2,085,283
                                            ----------     ----------     ----------
    Net realized/unrealized gains on
      investments.........................   1,195,884      1,707,026      2,066,608
                                            ----------     ----------     ----------
    Change in net assets resulting from
      operations..........................  $1,690,053     $2,181,889     $2,400,871
                                            ==========     ==========     ==========

---------------
See Notes to Financial Statements.

                           (Intentionally Left Blank)

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  PORTFOLIO 1
                                                          ----------------------------
                                                          FOR THE SIX
                                                          MONTHS ENDED      SEPTEMBER
                                                          DECEMBER 31,     5, 1995 TO
                                                              1996          JUNE 30,
                                                          (UNAUDITED)        1996(a)
                                                          ------------     -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income................................   $   494,169      $   377,434(b)
  Net realized gains (losses) on investment
    transactions.......................................       (71,576)         107,472
  Net change in unrealized appreciation on
    investments........................................     1,267,460          192,349
                                                          -----------      -----------
Change in net assets resulting from operations.........     1,690,053          677,255
                                                          -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A Shares.....................................      (235,826)         (15,257)
    Class B Shares.....................................      (585,618)         (32,683)
    Class K Shares.....................................           (27)              --
  Net realized gains from investment transactions
    Class A Shares.....................................       (32,408)              --
    Class B Shares.....................................       (90,844)              --
    Class K Shares.....................................            (4)              --
                                                          -----------      -----------
Change in net assets from shareholder distributions....      (944,727)         (47,940)
                                                          -----------      -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued..........................     9,975,627       27,464,750
  Dividends reinvested.................................       121,401           38,330
  Cost of shares redeemed..............................    (3,051,085)      (2,279,481)
                                                          -----------      -----------
Change in net assets from capital transactions.........     7,045,943       25,223,599
                                                          -----------      -----------
Change in net assets...................................     7,791,269       25,852,914
NET ASSETS:
  Beginning of period..................................    25,852,914               --
                                                          -----------      -----------
  End of period........................................   $33,644,183      $25,852,914
                                                          ===========      ===========
SHARE TRANSACTIONS:
  Sold.................................................       919,529        2,648,753
  Reinvested...........................................        10,993            3,725
  Redeemed.............................................      (279,256)        (216,882)
                                                          -----------      -----------
Change in shares.......................................       651,266        2,435,596
                                                          ===========      ===========

---------------
(a) Period from commencement of operations.
(b) Includes income earned during the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to public).

See Notes to Financial Statements.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

               PORTFOLIO 2                      PORTFOLIO 3
       ----------------------------     ----------------------------
       FOR THE SIX                      FOR THE SIX
       MONTHS ENDED      SEPTEMBER      MONTHS ENDED      SEPTEMBER
       DECEMBER 31,     5, 1995 TO      DECEMBER 31,     5, 1995 TO
           1996          JUNE 30,           1996          JUNE 30,
       (UNAUDITED)        1996(a)       (UNAUDITED)        1996(a)
       ------------     -----------     ------------     -----------


       $   474,863      $   318,369(b)  $   334,263      $   223,429(b)

           (78,012)         147,373         (18,675)         159,812

         1,785,038          159,121       2,085,283          309,125
       -----------      -----------     -----------      -----------
         2,181,889          624,863       2,400,871          692,366
       -----------      -----------     -----------      -----------


          (229,351)         (15,619)       (151,395)          (9,321)
          (522,815)         (22,247)       (377,978)         (16,511)
              (822)              --             (17)              --

              (698)              --            (700)              --
            (2,012)              --          (2,349)              --
                (3)              --              --               --
       -----------      -----------     -----------      -----------
          (755,701)         (37,866)       (532,439)         (25,832)
       -----------      -----------     -----------      -----------

        10,762,915       27,032,533      12,682,283       23,645,035
             2,703           32,856           2,981           21,147
        (1,916,750)      (1,913,822)     (2,236,232)      (1,858,471)
       -----------      -----------     -----------      -----------
         8,848,868       25,151,567      10,449,032       21,807,711
       -----------      -----------     -----------      -----------
        10,275,056       25,738,564      12,317,464       22,474,245

        25,738,564               --      22,474,245               --
       -----------      -----------     -----------      -----------
       $36,013,620      $25,738,564     $34,791,709      $22,474,245
       ===========      ===========     ===========      ===========

           991,503        2,583,978       1,142,951        2,232,127
               240            3,171             259            2,030
          (175,219)        (181,085)       (200,713)        (173,814)
       -----------      -----------     -----------      -----------
           816,524        2,406,064         942,497        2,060,343
       ===========      ===========     ===========      ===========

TIME HORIZON FUNDS -- PORTFOLIO 1
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
COMMON STOCKS -- 31.5%
ADVERTISING -- 0.2%
  Omnicom Group..............................................         1,300      $    59,475
                                                                                 -----------
AEROSPACE/DEFENSE -- 0.5%
  Lockheed Martin Corp.......................................           800           73,200
  United Technologies Corp...................................         1,600          105,600
                                                                                 -----------
                                                                                     178,800
                                                                                 -----------
AIR TRANSPORTATION -- 0.1%
  Comair Holdings, Inc.......................................           700           16,800
  UAL Corp. (b)..............................................           400           25,000
                                                                                 -----------
                                                                                      41,800
                                                                                 -----------
AUTOMOBILES & TRUCKS -- 0.4%
  Chrysler Corp..............................................         2,500           82,500
  General Motors Corp........................................           800           44,600
                                                                                 -----------
                                                                                     127,100
                                                                                 -----------
AUTO PARTS -- 0.1%
  Standard Products Co.......................................           800           20,400
BANKS -- 2.7%
  Bank of Boston.............................................         1,700          109,225
  Citicorp...................................................         1,600          164,800
  City National Corp.........................................         1,400           30,275
  Comerica, Inc..............................................         2,700          141,413
  First of America Bank Corp.................................           800           48,100
  First Union Corp. (N.C.)...................................         1,400          103,600
  Mellon Bank Corp...........................................         1,100           78,100
  NationsBank Corp...........................................         1,000           97,750
  Northern Trust Corp........................................           800           29,000
  Regions Financial Corp.....................................           800           41,350
  SouthTrust Corp............................................         1,200           41,850
  State Street Boston Corp...................................           400           25,800
                                                                                 -----------
                                                                                     911,263
                                                                                 -----------
BEVERAGES -- 0.7%
  Coca-Cola Co...............................................         3,500          184,188
  Coca-Cola Enterprises......................................           500           24,250
  PepsiCo, Inc...............................................         1,000           29,250
                                                                                 -----------
                                                                                     237,688
                                                                                 -----------
BREWERIES -- 0.1%
  Anheuser-Busch Cos., Inc...................................           700           28,000
                                                                                 -----------
BUILDING & CONSTRUCTION -- 0.2%
  Armstrong World Industries.................................         1,000           69,500
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
BUSINESS SERVICES -- 0.2%
  AccuStaff, Inc. (b)........................................         1,000      $    21,125
  Equifax, Inc...............................................         1,300           39,813
                                                                                 -----------
                                                                                      60,938
                                                                                 -----------
CASINO SERVICES -- 0.1%
  International Game Technology..............................         2,200           40,150
                                                                                 -----------
CHEMICALS - PETRO & INORGANIC -- 0.2%
  Monsanto Corp..............................................         2,100           81,638
                                                                                 -----------
CHEMICALS - SPECIALTY -- 0.6%
  Cytec Industries, Inc. (b).................................         1,000           40,625
  Ecolab, Inc................................................           900           33,863
  Goodrich (B.F.) Co.........................................           700           28,350
  Lubrizol Corp..............................................         1,500           46,500
  Morton International, Inc..................................           700           28,525
  Nalco Chemical Co..........................................         1,000           36,125
                                                                                 -----------
                                                                                     213,988
                                                                                 -----------
COMPUTERS - MAIN & MINI -- 1.0%
  Compaq Computer Corp. (b)..................................         1,400          103,950
  Dell Computer Corp. (b)....................................         1,600           85,000
  Gateway 2000, Inc. (b).....................................           900           48,206
  International Business Machines............................           600           90,600
                                                                                 -----------
                                                                                     327,756
                                                                                 -----------
COMPUTERS - MEMORY DEVICES -- 0.3%
  EMC Corp. (b)..............................................         1,200           39,750
  Microchip Technology, Inc. (b).............................           500           25,437
  Storage Technology Corp. (b)...............................           500           23,813
                                                                                 -----------
                                                                                      89,000
                                                                                 -----------
COMPUTERS - PERIPHERAL EQUIPMENT -- 0.7%
  3Com Corp. (b).............................................           600           44,025
  Adaptec, Inc. (b)..........................................           900           36,000
  Cisco Systems, Inc. (b)....................................         1,800          114,525
  Filenet Corp. (b)..........................................         1,000           32,000
                                                                                 -----------
                                                                                     226,550
                                                                                 -----------
COMPUTER SOFTWARE -- 1.4%
  BMC Software, Inc. (b).....................................           700           28,963
  Cadence Design Systems, Inc. (b)...........................         1,100           43,725
  Computer Associates, Inc...................................         1,150           57,213
  Compuware Corp. (b)........................................           600           30,075
  Microsoft Corp. (b)........................................         2,200          181,775
  Network General Corp. (b)..................................         1,100           33,275
  Parametric Technology Corp. (b)............................         1,000           51,375
  S3, Inc. (b)...............................................         2,500           40,625
                                                                                 -----------
                                                                                     467,026
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
CONSUMER PRODUCTS -- 0.1%
  American Greetings, Class A................................           600      $    17,025
                                                                                 -----------
COSMETICS & TOILETRIES -- 0.4%
  Avon Products, Inc.........................................         1,200      $    68,550
  Gillette Co................................................           900           69,975
                                                                                 -----------
                                                                                     138,525
                                                                                 -----------
DIVERSIFIED PRODUCTS -- 0.7%
  E.I. du Pont de Nemours....................................         1,300          122,688
  Textron, Inc...............................................           600           56,550
  Tyco International Ltd.....................................         1,000           52,875
                                                                                 -----------
                                                                                     232,113
                                                                                 -----------
ELECTRICAL EQUIPMENT -- 1.0%
  General Electric...........................................         2,000          197,750
  Honeywell, Inc.............................................         1,400           92,050
  Johnson Controls, Inc......................................           600           49,725
                                                                                  ----------
                                                                                     339,525
                                                                                  ----------
ELECTRONIC COMPONENTS -- 0.9%
  Atmel Corp. (b)............................................         1,200           39,750
  Intel Corp.................................................         1,700          222,594
  Solectron Corp. (b)........................................           500           26,687
  VLSI Technology, Inc.(b)...................................         1,000           23,875
                                                                                  ----------
                                                                                     312,906
                                                                                  ----------
ENTERTAINMENT -- 0.5%
  King World Productions, Inc. (b)...........................         1,000           36,875
  MGM Grand, Inc. (b)........................................           900           31,387
  The Walt Disney Co.........................................         1,419           98,798
                                                                                  ----------
                                                                                     167,060
                                                                                  ----------
FINANCIAL SERVICES -- 1.1%
  Bear Stearns Companies, Inc................................         2,700           75,262
  Echelon International (b)..................................            87            1,354
  Edwards (A.G.), Inc........................................         1,200           40,350
  Merrill Lynch & Co.........................................         1,000           81,500
  Morgan Stanley Group.......................................         1,200           68,550
  SunAmerica, Inc............................................         2,600          115,375
                                                                                  ----------
                                                                                     382,391
                                                                                  ----------
FOOD & RELATED -- 0.9%
  ConAgra, Inc...............................................         1,400           69,650
  Dean Foods Co..............................................         1,100           35,475
  Flowers Industries.........................................           900           19,350
  Hershey Foods Corp.........................................         1,300           56,875
  Interstate Bakeries Corp...................................           900           44,212
  Sara Lee Corp..............................................         1,700           63,325
                                                                                  ----------
                                                                                     288,887
                                                                                  ----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
FOREST & PAPER PRODUCTS -- 0.6%
  James River Corporation of Virginia........................         2,400           79,500
  Kimberley-Clark Corp.......................................           500           47,625
  Mead Corp..................................................         1,200           69,750
                                                                                 -----------
                                                                                     196,875
                                                                                 -----------
FURNITURE & FURNISHINGS -- 0.2%
  Leggett & Platt, Inc.......................................         1,500           51,937
                                                                                 -----------
HOTEL MANAGEMENT & RELATED SERVICES -- 0.3%
  HFS, Inc. (b)..............................................           600      $    35,850
  Marriott International, Inc................................           900           49,725
  Promus Hotel Corp. (b).....................................           700           20,738
                                                                                 -----------
                                                                                     106,313
                                                                                 -----------
HOUSEHOLD - GENERAL PRODUCTS -- 0.3%
  Clorox Co..................................................           600           60,225
  First Brands Corp..........................................           900           25,537
                                                                                 -----------
                                                                                      85,762
                                                                                 -----------
HOUSING -- 0.1%
  PHH Corp...................................................           700           30,100
                                                                                 -----------
INSURANCE -- 0.9%
  Aetna Life & Casualty......................................           534           42,720
  Allstate Insurance.........................................         1,400           81,025
  CIGNA Corp.................................................           400           54,650
  Conseco, Inc...............................................           900           57,375
  EXEL Ltd...................................................           600           22,725
  Progressive Corp...........................................           600           40,425
                                                                                  ----------
                                                                                     298,920
                                                                                  ----------
LEISURE TIME INDUSTRY -- 0.1%
  Callaway Golf Co...........................................         1,200           34,500
                                                                                  ----------
MACHINERY & EQUIPMENT -- 0.5%
  Caterpillar, Inc...........................................           600           45,150
  Duriron Co.................................................         1,400           37,975
  Harsco Corp................................................           600           41,100
  Ingersoll - Rand Co........................................           700           31,150
  Trinity Industries.........................................           800           30,000
                                                                                  ----------
                                                                                     185,375
                                                                                  ----------
MEDICAL EQUIPMENT & SUPPLIES -- 0.1%
  Beckman Instruments, Inc...................................           800           30,700
  DENTSPLY International.....................................           400           19,000
                                                                                  ----------
                                                                                      49,700
                                                                                  ----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
MEDICAL - HOSPITAL MANAGEMENT SERVICES -- 0.4%
  Columbia HCA Healthcare Corp...............................           800           32,600
  HEALTHSOUTH Corp. (b)......................................           900           34,762
  Healthcare Compare Corp. (b)...............................         1,200           50,850
  Health Care & Retirement Corp. (b).........................           750           21,469
                                                                                 -----------
                                                                                     139,681
                                                                                 -----------
METAL FABRICATION -- 0.2%
  Danaher Corp...............................................           600           27,975
  Precision Castparts Corp...................................           800           39,700
                                                                                 -----------
                                                                                      67,675
                                                                                 -----------
METALS - DIVERSIFIED -- 0.1%
  Phelps Dodge Corp..........................................           700           47,250
                                                                                 -----------
OIL & GAS -- 2.8%
  Ashland, Inc...............................................         1,000      $    43,875
  Atlantic Richfield Co......................................           400           53,000
  Cooper Cameron Corp. (b)...................................           500           38,250
  Exxon Corp.................................................         1,300          127,400
  Mobil Corp.................................................           800           97,800
  Noble Drilling Corp. (b)...................................         1,200           23,850
  Parker & Parsley Petro Co..................................         2,100           77,175
  Phillips Petroleum Co......................................         1,200           53,100
  Royal Dutch Petroleum......................................           500           85,375
  Smith International, Inc. (b)..............................           900           40,387
  Texaco, Inc................................................         1,200          117,750
  Tidewater, Inc.............................................         2,000           90,500
  Unocal Corp................................................         1,400           56,875
  Williams Companies, Inc....................................           900           33,750
                                                                                 -----------
                                                                                     939,087
                                                                                 -----------
PHARMACEUTICALS -- 2.4%
  Abbott Laboratories........................................         1,600           81,200
  Bristol-Myers Squibb Co....................................         1,000          108,750
  Cardinal Health, Inc.......................................           600           34,950
  DURA Pharmaceuticals (b)...................................           500           23,875
  Johnson & Johnson..........................................         2,500          124,375
  Mallinckrodt Group, Inc....................................           900           39,712
  Merck & Co., Inc...........................................         2,100          166,425
  Pfizer, Inc................................................         1,300          107,737
  Schering-Plough............................................         1,200           77,700
  Watson Pharmaceutical, Inc. (b)............................           900           40,444
                                                                                 -----------
                                                                                     805,168
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
PUBLISHING -- 0.3%
  New York Times Co., Class A................................         1,300           49,400
  Times Mirror Co., Class A..................................           600           29,850
  Washington Post, Class B...................................            70           23,459
                                                                                 -----------
                                                                                     102,709
                                                                                 -----------
RAILROAD -- 0.3%
  Illinois Central Corp......................................           600           19,200
  Norfolk Southern Corp......................................           900           78,750
                                                                                 -----------
                                                                                      97,950
                                                                                 -----------
RESTAURANTS -- 0.1%
  Ruby Tuesday, Inc..........................................         1,800           33,300
                                                                                 -----------
RETAIL - APPAREL -- 1.0%
  Claire's Stores, Inc.......................................         1,400           18,200
  Dollar General.............................................         1,200           38,400
  The Gap, Inc...............................................         2,400           72,300
  Liz Claiborne, Inc.........................................           800           30,900
  Nike, Inc., Class B........................................           800           47,800
  Ross Stores, Inc...........................................           700           35,000
  TJX Companies, Inc.........................................         1,900           90,012
                                                                                 -----------
                                                                                     332,612
                                                                                 -----------
RETAIL - FOOD STORES -- 0.3%
  American Stores Co.........................................           900      $    36,788
  Safeway, Inc. (b)..........................................         1,100           47,025
  Vons Companies, Inc. (b)...................................           400           23,950
                                                                                 -----------
                                                                                     107,763
                                                                                 -----------
RETAIL - GENERAL MERCHANDISE -- 0.2%
  Family Dollar Stores.......................................           700           14,262
  Sears Roebuck & Co.........................................         1,200           55,350
                                                                                 -----------
                                                                                      69,612
                                                                                 -----------

RETAIL - OFFICE SUPPLY -- 0.2%
  OfficeMax, Inc. (b)........................................         2,500           26,562
  U.S. Office Products Co. (b)...............................           800           27,300
                                                                                 -----------
                                                                                      53,862
                                                                                 -----------
RETAIL - SPECIALTY STORES -- 0.2%
  Home Depot, Inc............................................         1,200           60,150
                                                                                 -----------
STEEL -- 0.2%
  AK Steel Holding Corp......................................           700           27,738
  USX-U.S. Steel Group, Inc..................................         1,500           47,062
                                                                                 -----------
                                                                                      74,800
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
TELECOMMUNICATIONS - EQUIPMENT -- 0.3%
  ADC Telecommunications, Inc. (b)...........................         1,100           34,238
  Harris Corp................................................           700           48,038
  U.S. Robotics Corp. (b)....................................           500           36,000
                                                                                 -----------
                                                                                     118,276
                                                                                 -----------
TOBACCO -- 0.5%
  Philip Morris Co., Inc.....................................         1,400          157,675
  Universal Corp.............................................           400           12,850
                                                                                 -----------
                                                                                     170,525
                                                                                 -----------
TOYS -- 0.1%
  Hasbro, Inc................................................           800           31,100
                                                                                 -----------
UTILITIES - ELECTRIC -- 1.7%
  Boston Edison Co...........................................         1,900           51,062
  CMS Energy Corp............................................         2,100           70,612
  DQE, Inc...................................................         1,900           55,100
  Edison International.......................................         2,100           41,738
  Florida Progress Corp......................................         1,600           51,600
  FPL Group, Inc.............................................         1,700           78,200
  GPU, Inc...................................................         3,200          107,600
  Illinova Corp..............................................         2,100           57,750
  NIPSCO Industries..........................................           900           35,662
  Northern States Power......................................           800           36,700
                                                                                 -----------
                                                                                     586,024
                                                                                 -----------
UTILITIES - GAS -- 0.3%
  Consolidated Natural Gas Co................................           500           27,625
  MCN Corp...................................................         1,200           34,650
  NICOR, Inc.................................................         1,000           35,750
                                                                                 -----------
                                                                                      98,025
                                                                                 -----------
UTILITIES - TELEPHONE -- 1.7%
  AT&T Corp..................................................         2,500      $   108,750
  Ameritech Corp.............................................         1,700          103,063
  BellSouth Corp.............................................         2,700          109,013
  Century Telephone Enterprises..............................         1,400           43,225
  Southern New England Telecommunications....................         1,300           50,537
  Southwestern Bell Corp.....................................         1,800           93,150
  Sprint Corp................................................         1,200           47,850
                                                                                 -----------
                                                                                     555,588
                                                                                 -----------
  Total Common Stocks........................................                     10,590,143
                                                                                 -----------
CORPORATE BONDS -- 10.2%
BANKING -- 0.5%
  Norwest Corp., 6.55%, 12/1/06..............................    $  175,000          170,406
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
COMPUTERS - MAIN & MINI -- 1.5%
  International Business Machines, 6.38%, 6/15/00............       500,000          498,750
                                                                                 -----------
ENTERTAINMENT -- 1.5%
  Walt Disney Co., 6.38%, 3/30/01............................       500,000          496,875
                                                                                 -----------
FINANCIAL SERVICES -- 1.2%
  General Electric Capital Corp., 8.10%, 1/26/99.............       200,000          207,500
  Household Netherlands BV, 6.13%, 3/1/03....................       200,000          194,500
    LOC: Household International
                                                                                 -----------
                                                                                     402,000
                                                                                 -----------
FOOD & RELATED -- 1.8%
  Heinz Co., 6.88%, 1/15/03..................................       200,000          202,500
  Kellogg Co., 5.90%, 7/15/97................................       400,000          400,312
                                                                                 -----------
                                                                                     602,812
                                                                                 -----------
PHARMACEUTICALS -- 1.5%
  Smithkline Beecham Corp., 6.63%, 10/1/01...................       500,000          502,500
                                                                                 -----------
RETAIL - GENERAL MERCHANDISE -- 1.5%
  Wal-Mart Stores, Inc., 6.75%, 5/15/02......................       500,000          505,625
                                                                                 -----------
UTILITIES - ELECTRIC -- 0.7%
  Southern California Edison, 6.50%, 6/1/01..................       265,000          263,013
                                                                                 -----------
Total Corporate Bonds........................................                      3,441,981
                                                                                 -----------
U.S. TREASURY OBLIGATIONS -- 44.2%
U.S. TREASURY BILLS -- 0.0%
  1/23/97....................................................         7,000            6,977
                                                                                 -----------
U.S. TREASURY NOTES -- 44.2%
  6.13%, 5/31/97.............................................     2,535,000        2,542,428
  5.38%, 5/31/98.............................................     2,875,000        2,859,590
  6.38%, 5/15/99.............................................       500,000          504,360
  6.75%, 5/31/99.............................................     2,925,000        2,975,369
  6.25%, 8/31/00.............................................     2,492,000        2,500,572
  6.25%, 2/15/03.............................................     2,040,000        2,038,552
  6.50%, 5/15/05.............................................     1,425,000        1,433,978
                                                                                 -----------
Total U.S. Treasury Notes....................................                     14,854,849
                                                                                 -----------
Total U.S. Treasury Obligations..............................                     14,861,826
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
U.S. GOVERNMENT AGENCIES -- 10.2%
  Federal Home Loan Mortgage Corp.:
    7.06%, 8/2/01............................................    $  500,000      $   503,500
    7.09%, 11/24/06..........................................       500,000          495,125
  Federal National Mortgage Assoc.:
    6.57%, 11/19/01..........................................       300,000          297,498
    7.50%, 6/1/03, Pool # 303973.............................       472,141          479,180
    6.50%, 1/1/06, Pool # 81690..............................       471,569          460,604
    7.50%, 5/1/07, Pool # 124341.............................       440,007          445,660
    5.50%, 12/25/14, Series 1993-155, Class PD...............       750,000          744,743
                                                                                 -----------
Total U.S. Government Agencies...............................                      3,426,310
                                                                                 -----------
INVESTMENT COMPANIES -- 4.9%
  T. Rowe Price Foreign Equity Fund..........................        58,600          941,116
  T. Rowe Price International Equity Fund....................        50,500          696,900
                                                                                 -----------
Total Investment Companies...................................                      1,638,016
                                                                                 -----------
TOTAL (COST -- $32,498,467) (A)..............................                    $33,958,276
Liabilities in Excess of Other Assets........................                       (314,093)
                                                                                 -----------
NET ASSETS -- 100.0%.........................................                    $33,644,183
                                                                                 ===========
Percentages indicated are based on net assets of $33,644,183.
(a) Represents cost for federal income tax purposes and
    differs from value by net unrealized appreciation of
    securities as follows:
  Unrealized appreciation....................................    $1,697,973
  Unrealized depreciation....................................      (238,164)
                                                                 -----------
  Net unrealized appreciation................................    $1,459,809
                                                                 ===========
(b) Represents non-income producing securities.
LOC -- Letter of Credit

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL      MARKET
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
------------------------------------------------------------  ----------   -----------
COMMON STOCKS -- 41.3%
ADVERTISING -- 0.3%
  Omnicom Group.............................................      2,200    $   100,650
                                                                           -----------
AEROSPACE/DEFENSE -- 0.6%
  Lockheed Martin Corp......................................      1,000         91,500
  United Technologies Corp..................................      1,900        125,400
                                                                           -----------
                                                                               216,900
                                                                           -----------
AIR TRANSPORTATION -- 0.2%
  Comair Holdings, Inc......................................      1,300         31,200
  UAL Corp. (b).............................................        500         31,250
                                                                           -----------
                                                                                62,450
                                                                           -----------
AUTOMOBILES & TRUCKS -- 0.4%
  Chrysler Corp.............................................      3,000         99,000
  General Motors Corp.......................................      1,000         55,750
                                                                           -----------
                                                                               154,750
                                                                           -----------
AUTO PARTS -- 0.1%
  Standard Products Co......................................      1,500         38,250
                                                                           -----------
BANKS -- 3.6%
  Bank of Boston............................................      2,100        134,925
  Citicorp..................................................      2,000        206,000
  City National Corp........................................      2,500         54,063
  Comerica, Inc.............................................      3,900        204,263
  First of America Bank Corp................................      1,400         84,175
  First Union Corp. (N.C.)..................................      1,700        125,800
  Mellon Bank Corp..........................................      1,300         92,300
  NationsBank Corp..........................................      1,200        117,300
  Northern Trust Corp.......................................      1,600         58,000
  Regions Financial Corp....................................      1,500         77,531
  SouthTrust Corp...........................................      2,200         76,725
  State Street Boston Corp..................................        800         51,600
                                                                           -----------
                                                                             1,282,682
                                                                           -----------
BEVERAGES -- 0.9%
  Coca-Cola Co..............................................      4,300        226,287
  Coca-Cola Enterprises.....................................      1,000         48,500
  PepsiCo, Inc..............................................      1,200         35,100
                                                                           -----------
                                                                               309,887
                                                                           -----------
BREWERIES -- 0.1%
  Anheuser-Busch Cos., Inc..................................        900         36,000
                                                                           -----------
BUILDING & CONSTRUCTION -- 0.3%
  Armstrong World Industries................................      1,600        111,200
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL      MARKET
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
------------------------------------------------------------  ----------   -----------
BUSINESS SERVICES -- 0.3%
  AccuStaff, Inc. (b).......................................      1,600         33,800
  Equifax, Inc..............................................      2,300         70,438
                                                                           -----------
                                                                               104,238
                                                                           -----------
CASINO SERVICES -- 0.2%
  International Game Technology.............................      3,600         65,700
                                                                           -----------
CHEMICALS - PETRO & INORGANIC -- 0.3%
  Monsanto Corp.............................................      2,600        101,075
                                                                           -----------
CHEMICALS - SPECIALTY -- 1.0%
  Cytec Industries, Inc. (b)................................      1,700    $    69,063
  Ecolab, Inc...............................................      1,600         60,200
  Goodrich (B.F.) Co........................................      1,200         48,600
  Lubrizol Corp.............................................      2,600         80,600
  Morton International, Inc.................................        800         32,600
  Nalco Chemical Co.........................................      1,900         68,637
                                                                           -----------
                                                                               359,700
                                                                           -----------
COMPUTERS - MAIN & MINI -- 1.1%
  Compaq Computer Corp. (b).................................      1,700        126,225
  Dell Computer Corp. (b)...................................      1,800         95,625
  Gateway 2000, Inc. (b)....................................      1,600         85,700
  International Business Machines...........................        700        105,700
                                                                           -----------
                                                                               413,250
                                                                           -----------
COMPUTERS - MEMORY DEVICES -- 0.4%
  EMC Corp. (b).............................................      1,400         46,375
  Microchip Technology, Inc. (b)............................        900         45,788
  Storage Technology Corp. (b)..............................        900         42,863
                                                                           -----------
                                                                               135,026
                                                                           -----------
COMPUTERS - PERIPHERAL EQUIPMENT -- 0.9%
  3Com Corp.................................................        600         44,025
  Adaptec, Inc. (b).........................................      1,600         64,000
  Cisco Systems, Inc. (b)...................................      2,500        159,062
  Filenet Corp. (b).........................................      1,700         54,400
                                                                           -----------
                                                                               321,487
                                                                           -----------
COMPUTER SOFTWARE -- 1.9%
  BMC Software, Inc. (b)....................................      1,300         53,788
  Cadence Design Systems, Inc. (b)..........................      1,900         75,525
  Computer Associates, Inc..................................      1,400         69,650
  Compuware Corp. (b).......................................      1,100         55,137
  Microsoft Corp. (b).......................................      2,600        214,825
  Network General Corp. (b).................................      1,900         57,475
  Parametric Technology Corp. (b)...........................      1,700         87,338
  S3, Inc. (b)..............................................      4,500         73,125
                                                                           -----------
                                                                               686,863
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL      MARKET
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
------------------------------------------------------------  ----------   -----------
CONSUMER PRODUCTS -- 0.1%
  American Greetings, Class A...............................      1,000         28,375
                                                                           -----------
COSMETICS & TOILETRIES -- 0.5%
  Avon Products, Inc........................................      1,400         79,975
  Gillette Co...............................................      1,100         85,525
                                                                           -----------
                                                                               165,500
                                                                           -----------
DIVERSIFIED PRODUCTS -- 0.8%
  E.I. du Pont de Nemours...................................      1,600        151,000
  Textron, Inc..............................................        800         75,400
  Tyco International Ltd....................................      1,200         63,450
                                                                           -----------
                                                                               289,850
                                                                           -----------
ELECTRICAL EQUIPMENT -- 1.2%
  General Electric..........................................      2,500        247,187
  Honeywell, Inc............................................      1,800        118,350
  Johnson Controls, Inc.....................................        900         74,588
                                                                           -----------
                                                                               440,125
                                                                           -----------
ELECTRONIC COMPONENTS -- 1.1%
  Atmel Corp. (b)...........................................      2,100    $    69,563
  Intel Corp................................................      1,900        248,781
  Solectron Corp. (b).......................................        800         42,700
  VLSI Technology, Inc. (b).................................      1,800         42,975
                                                                           -----------
                                                                               404,019
                                                                           -----------
ENTERTAINMENT -- 0.6%
  King World Productions, Inc. (b)..........................      1,400         51,625
  MGM Grand, Inc. (b).......................................      1,600         55,800
  The Walt Disney Co........................................      1,719        119,685
                                                                           -----------
                                                                               227,110
                                                                           -----------
FINANCIAL SERVICES -- 1.6%
  Bear Stearns Companies, Inc...............................      4,800        133,800
  Echelon International (b).................................        187          2,917
  Edwards (A.G.), Inc.......................................      2,200         73,975
  Merrill Lynch & Co........................................      1,300        105,950
  Morgan Stanley Group......................................      1,500         85,687
  SunAmerica, Inc...........................................      3,900        173,062
                                                                           -----------
                                                                               575,391
                                                                           -----------
FOOD & RELATED -- 1.1%
  ConAgra, Inc..............................................      1,700         84,575
  Dean Foods Co.............................................      2,000         64,500
  Flowers Industries........................................      1,600         34,400
  Hershey Foods Corp........................................      1,600         70,000
  Interstate Bakeries Corp..................................      1,600         78,600
  Sara Lee Corp.............................................      2,100         78,225
                                                                           -----------
                                                                               410,300
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL      MARKET
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
------------------------------------------------------------  ----------   -----------
FOREST & PAPER PRODUCTS -- 0.8%
  James River Corporation of Virginia.......................      3,500        115,937
  Kimberley-Clark Corp......................................        600         57,150
  Mead Corp.................................................      1,800        104,625
                                                                           -----------
                                                                               277,712
                                                                           -----------
FURNITURE & FURNISHINGS -- 0.3%
  Leggett & Platt, Inc......................................      2,700         93,488
                                                                           -----------
HOTEL MANAGEMENT & RELATED SERVICES -- 0.4%
  HFS, Inc. (b).............................................        700         41,825
  Marriott International, Inc...............................      1,000         55,250
  Promus Hotel Corp. (b)....................................      1,200         35,550
                                                                           -----------
                                                                               132,625
                                                                           -----------
HOUSEHOLD - GENERAL PRODUCTS -- 0.3%
  Clorox Co.................................................        700         70,263
  First Brands Corp.........................................      1,500         42,562
                                                                           -----------
                                                                               112,825
                                                                           -----------
HOUSING -- 0.1%
  PHH Corp..................................................      1,200         51,600
                                                                           -----------
INSURANCE -- 1.1%
  Aetna Life & Casualty.....................................        534         42,720
  Allstate Insurance........................................      1,700         98,388
  CIGNA Corp................................................        500         68,312
  Conseco, Inc..............................................      1,200         76,500
  EXEL Ltd..................................................      1,000         37,875
  Progressive Corp..........................................      1,100         74,113
                                                                           -----------
                                                                               397,908
                                                                           -----------
LEISURE TIME INDUSTRY -- 0.2%
  Callaway Golf Co..........................................      2,200    $    63,250
                                                                           -----------
MACHINERY & EQUIPMENT -- 0.8%
  Caterpillar, Inc..........................................        700         52,675
  Duriron Co................................................      2,400         65,100
  Harsco Corp...............................................      1,000         68,500
  Ingersoll-Rand Co.........................................        800         35,600
  Trinity Industries........................................      1,400         52,500
                                                                           -----------
                                                                               274,375
                                                                           -----------
MEDICAL EQUIPMENT & SUPPLIES -- 0.2%
  Beckman Instruments, Inc..................................      1,400         53,725
  DENTSPLY International....................................        700         33,250
                                                                           -----------
                                                                                86,975
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL      MARKET
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
------------------------------------------------------------  ----------   -----------
MEDICAL - HOSPITAL MANAGEMENT SERVICES -- 0.6%
  Columbia HCA Healthcare Corp..............................      1,000         40,750
  HEALTHSOUTH Corp. (b).....................................      1,600         61,800
  Healthcare Compare Corp. (b)..............................      2,100         88,987
  Health Care & Retirement Corp. (b)........................      1,300         37,213
                                                                           -----------
                                                                               228,750
                                                                           -----------
METAL FABRICATION -- 0.2%
  Danaher Corp..............................................      1,100         51,287
  Precision Castparts Corp..................................      1,500         74,438
                                                                           -----------
                                                                               125,725
                                                                           -----------
METALS - DIVERSIFIED -- 0.2%
  Phelps Dodge Corp.........................................        800         54,000
                                                                           -----------
OIL & GAS -- 3.5%
  Ashland, Inc..............................................      1,700         74,588
  Atlantic Richfield Co.....................................        500         66,250
  Cooper Cameron Corp. (b)..................................        900         68,850
  Exxon Corp................................................      1,600        156,800
  Mobil Corp................................................      1,000        122,250
  Noble Drilling Corp. (b)..................................      2,200         43,725
  Parker & Parsley Petro Co.................................      3,600        132,300
  Phillips Petroleum Co.....................................      1,400         61,950
  Royal Dutch Petroleum.....................................        500         85,375
  Smith International, Inc. (b).............................      1,500         67,312
  Texaco, Inc...............................................      1,500        147,188
  Tidewater, Inc............................................      2,800        126,700
  Unocal Corp...............................................      1,700         69,063
  Williams Companies, Inc...................................      1,200         45,000
                                                                           -----------
                                                                             1,267,351
                                                                           -----------
PHARMACEUTICALS -- 3.0%
  Abbott Laboratories.......................................      1,900         96,425
  Bristol-Myers Squibb Co...................................      1,200        130,500
  Cardinal Health, Inc......................................      1,350         78,637
  DURA Pharmaceuticals (b)..................................        900         42,975
  Johnson & Johnson.........................................      3,100        154,225
  Mallinckrodt Group, Inc...................................      1,600         70,600
  Merck & Co., Inc..........................................      2,600        206,050
  Pfizer, Inc...............................................      1,600        132,600
  Schering-Plough...........................................      1,400         90,650
  Watson Pharmaceutical, Inc. (b)...........................      1,600         71,900
                                                                           -----------
                                                                             1,074,562
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL      MARKET
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
------------------------------------------------------------  ----------   -----------
PUBLISHING -- 0.4%
  New York Times Co., Class A...............................      1,700    $    64,600
  Times Mirror Co., Class A.................................        600         29,850
  Washington Post, Class B..................................        190         63,674
                                                                           -----------
                                                                               158,124
                                                                           -----------
RAILROAD -- 0.3%
  Illinois Central Corp.....................................      1,000         32,000
  Norfolk Southern Corp.....................................      1,000         87,500
                                                                           -----------
                                                                               119,500
                                                                           -----------
RESTAURANTS -- 0.2%
  Ruby Tuesday, Inc.........................................      3,200         59,200
                                                                           -----------
RETAIL - APPAREL -- 1.4%
  Claire's Stores, Inc......................................      2,550         33,150
  Dollar General............................................      2,200         70,400
  The Gap, Inc..............................................      2,900         87,363
  Liz Claiborne, Inc........................................      1,400         54,075
  Nike, Inc., Class B.......................................      1,000         59,750
  Ross Stores, Inc..........................................      1,200         60,000
  TJX Companies, Inc........................................      2,600        123,175
                                                                           -----------
                                                                               487,913
                                                                           -----------
RETAIL - FOOD STORES -- 0.4%
  American Stores Co........................................      1,100         44,963
  Safeway, Inc. (b).........................................      1,400         59,850
  Vons Companies, Inc. (b)..................................        700         41,912
                                                                           -----------
                                                                               146,725
                                                                           -----------
RETAIL - GENERAL MERCHANDISE -- 0.3%
  Family Dollar Stores......................................      1,300         26,488
  Sears Roebuck & Co........................................      1,500         69,187
                                                                           -----------
                                                                                95,675
                                                                           -----------
RETAIL - OFFICE SUPPLY -- 0.3%
  OfficeMax, Inc. (b).......................................      4,500         47,813
  U.S. Office Products Co. (b)..............................      1,400         47,775
                                                                           -----------
                                                                                95,588
                                                                           -----------
RETAIL - SPECIALTY STORES -- 0.2%
  Home Depot, Inc...........................................      1,500         75,187
                                                                           -----------
STEEL -- 0.3%
  AK Steel Holding Corp.....................................      1,100         43,588
  USX-U.S. Steel Group, Inc.................................      1,800         56,475
                                                                           -----------
                                                                               100,063
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL      MARKET
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
------------------------------------------------------------  ----------   -----------
TELECOMMUNICATIONS - EQUIPMENT -- 0.5%
  ADC Telecommunications, Inc. (b)..........................      2,000         62,250
  Harris Corp...............................................      1,100         75,487
  U.S. Robotics Corp.(b)....................................        800         57,600
                                                                           -----------
                                                                               195,337
                                                                           -----------
TOBACCO -- 0.6%
  Philip Morris Co., Inc....................................      1,700        191,462
  Universal Corp............................................        800         25,700
                                                                           -----------
                                                                               217,162
                                                                           -----------
TOYS -- 0.1%
  Hasbro, Inc...............................................      1,000         38,875
                                                                           -----------
UTILITIES - ELECTRIC -- 2.5%
  Boston Edison Co..........................................      2,900    $    77,938
  CMS Energy Corp...........................................      3,700        124,412
  DQE, Inc..................................................      3,400         98,600
  Edison International......................................      2,500         49,688
  Florida Progress Corp.....................................      2,800         90,300
  FPL Group, Inc............................................      2,100         96,600
  GPU, Inc..................................................      4,600        154,675
  Illinova Corp.............................................      3,800        104,500
  NIPSCO Industries.........................................        900         35,662
  Northern States Power.....................................      1,400         64,225
                                                                           -----------
                                                                               896,600
                                                                           -----------
UTILITIES - GAS -- 0.4%
  Consolidated Natural Gas Co...............................        700         38,675
  MCN Corp..................................................      1,900         54,862
  NICOR, Inc................................................      1,800         64,350
                                                                           -----------
                                                                               157,887
                                                                           -----------
UTILITIES - TELEPHONE -- 2.1%
  AT&T Corp.................................................      3,100        134,850
  Ameritech Corp............................................      2,100        127,312
  BellSouth Corp............................................      3,300        133,236
  Century Telephone Enterprises.............................      2,600         80,275
  Southern New England Telecommunications...................      2,300         89,413
  Southwestern Bell Corp....................................      2,200        113,850
  Sprint Corp...............................................      1,500         59,812
                                                                           -----------
                                                                               738,748
                                                                           -----------
  Total Common Stocks.......................................                14,864,508
                                                                           -----------
CORPORATE BONDS -- 8.7%
BANKING -- 0.7%
  Norwest Corp., 6.55%, 12/1/06.............................  $ 250,000        243,438
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL      MARKET
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
------------------------------------------------------------  ----------   -----------
COMPUTERS - MAIN & MINI -- 1.4%
  International Business Machines, 6.38%, 6/15/00...........    500,000        498,750
                                                                           -----------
ENTERTAINMENT -- 1.4%
  Walt Disney Co., 6.38%, 3/30/01...........................    500,000        496,875
                                                                           -----------
FINANCIAL SERVICES -- 1.1%
  General Electric Capital Corp., 8.10%, 1/26/99............    200,000        207,500
  Household Netherlands BV, 6.13%, 3/1/03...................    200,000        194,500
    LOC: Household International
                                                                           -----------
                                                                               402,000
                                                                           -----------
FOOD & RELATED -- 1.4%
  Heinz Co., 6.88%, 1/15/03.................................    200,000        202,500
  Kellogg Co., 5.90%, 7/15/97...............................    300,000        300,234
                                                                           -----------
                                                                               502,734
                                                                           -----------
PHARMACEUTICALS -- 1.4%
  Smithkline Beecham Corp., 6.63%, 10/1/01..................    500,000        502,500
                                                                           -----------
RETAIL - GENERAL MERCHANDISE -- 0.9%
  Wal-Mart Stores, 6.75%, 5/15/02...........................    350,000        353,938
                                                                           -----------
UTILITIES - ELECTRIC -- 0.4%
  Southern California Edison, 6.50%, 6/1/01.................    145,000        143,912
                                                                           -----------
Total Corporate Bonds.......................................                 3,144,147
                                                                           -----------
U.S. TREASURY OBLIGATIONS -- 34.5%
U.S. TREASURY BILLS -- 1.3%
  2/6/97....................................................  $ 383,000    $   381,082
  3/6/97....................................................     93,000         92,165
                                                                           -----------
Total U.S. Treasury Bills...................................                   473,247
                                                                           -----------
U.S. TREASURY NOTES -- 33.2%
  6.13%, 5/31/97............................................  1,585,000      1,589,644
  6.38%, 5/15/99............................................    200,000        201,744
  6.75%, 5/31/99............................................  2,300,000      2,339,606
  6.25%, 8/31/00............................................  2,492,000      2,500,572
  6.25%, 2/15/03............................................  2,880,000      2,877,955
  6.50%, 5/15/05............................................  2,425,000      2,440,278
                                                                           -----------
Total U.S. Treasury Notes...................................                11,949,799
                                                                           -----------
Total U.S. Treasury Obligations.............................                12,423,046
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL      MARKET
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
------------------------------------------------------------  ----------   -----------
U.S. GOVERNMENT AGENCIES -- 7.4%
  Federal Home Loan Mortgage Corp.:
    7.06%, 8/2/01...........................................    500,000        503,500
    7.09%, 11/24/06.........................................    325,000        321,831
  Federal National Mortgage Assoc.:
    6.57%, 11/19/01.........................................    200,000        198,332
    7.50%, 6/1/03, Pool # 303973............................    472,141        479,180
    6.50%, 1/1/06, Pool # 81690.............................    471,569        460,605
    7.50%, 5/1/07, Pool # 124341............................    440,007        445,661
    5.50%, 12/25/14, Series 1993-155, Class PD..............    250,000        248,248
                                                                           -----------
Total U.S. Government Agencies..............................                 2,657,357
                                                                           -----------
INVESTMENT COMPANIES -- 9.5%
  T. Rowe Price Foreign Equity Fund.........................    106,900      1,716,814
  T. Rowe Price International Equity Fund...................    124,800      1,722,240
                                                                           -----------
Total Investment Companies..................................                 3,439,054
                                                                           -----------
TOTAL (COST -- $34,583,953) (A).............................               $36,528,112
Liabilities in Excess of Other Assets.......................                  (514,492)
                                                                           -----------
NET ASSETS -- 100.0%........................................               $36,013,620
                                                                           ===========
Percentages indicated are based on net assets of $36,013,620.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
  Unrealized appreciation...................................  $2,232,326
  Unrealized depreciation...................................   (288,167)
                                                              ----------
  Net unrealized appreciation...............................  $1,944,159
                                                              ==========
(b) Represents non-income producing securities.
LOC -- Letter of Credit

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
COMMON STOCKS -- 60.5%
ADVERTISING -- 0.3%
  Omnicom Group..............................................         2,600      $   118,950
                                                                                 -----------

AEROSPACE/DEFENSE -- 1.0%
  Lockheed Martin Corp.......................................         1,600          146,400
  United Technologies Corp...................................         3,000          198,000
                                                                                 -----------
                                                                                     344,400
AIR TRANSPORTATION -- 0.2%
  Comair Holdings, Inc.......................................         1,500           36,000
  UAL Corp. (b)..............................................           800           50,000
                                                                                 -----------
                                                                                      86,000
                                                                                 -----------
AUTOMOBILES & TRUCKS -- 0.7%
  Chrysler Corp..............................................         4,800          158,400
  General Motors Corp........................................         1,600           89,200
                                                                                 -----------
                                                                                     247,600
                                                                                 -----------
AUTO PARTS -- 0.1%
  Standard Products Co.......................................         1,700           43,350
                                                                                 -----------
BANKS -- 5.2%
  Bank of Boston.............................................         3,300          212,025
  Citicorp...................................................         3,200          329,600
  City National Corp.........................................         2,900           62,713
  Comerica, Inc..............................................         5,300          277,588
  First of America Bank Corp.................................         1,700          102,212
  First Union Corp. (N.C.)...................................         2,700          199,800
  Mellon Bank Corp...........................................         2,000          142,000
  NationsBank Corp...........................................         1,900          185,725
  Northern Trust Corp........................................         1,800           65,250
  Regions Financial Corp.....................................         1,700           87,869
  SouthTrust Corp............................................         2,600           90,675
  State Street Boston Corp...................................           900           58,050
                                                                                 -----------
                                                                                   1,813,507
                                                                                 -----------
BEVERAGES -- 1.3%
  Coca-Cola Co...............................................         6,800          357,850
  Coca-Cola Enterprises......................................         1,100           53,350
  PepsiCo, Inc...............................................         1,800           52,650
                                                                                 -----------
                                                                                     463,850
                                                                                 -----------
BREWERIES -- 0.2%
  Anheuser-Busch Cos., Inc...................................         1,400           56,000
                                                                                 -----------
BUILDING & CONSTRUCTION -- 0.4%
  Armstrong World Industries.................................         2,000          139,000
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
BUSINESS EQUIPMENT & SERVICES -- 0.4%
  AccuStaff, Inc. (b)........................................         2,000      $    42,250
  Equifax, Inc...............................................         2,700           82,688
                                                                                 -----------
                                                                                     124,938
                                                                                 -----------
CASINO SERVICES -- 0.2%
  International Game Technology..............................         4,300           78,475
                                                                                 -----------
CHEMICALS - PETRO & INORGANIC -- 0.5%
  Monsanto Corp..............................................         4,100          159,387
                                                                                 -----------
CHEMICALS - SPECIALTY -- 1.3%
  Cytec Industries, Inc. (b).................................         2,000           81,250
  Ecolab, Inc................................................         1,900           71,487
  Goodrich (B.F.) Co.........................................         1,400           56,700
  Lubrizol Corp..............................................         3,100           96,100
  Morton International, Inc..................................         1,300           52,975
  Nalco Chemical Co..........................................         2,300           83,088
                                                                                 -----------
                                                                                     441,600
                                                                                 -----------
COMPUTERS - MAIN & MINI -- 1.8%

  Compaq Computer Corp. (b)..................................         2,700          200,475
  Dell Computer Corp. (b)....................................         3,000          159,375
  Gateway 2000, Inc. (b).....................................         1,900          101,769
  International Business Machines............................         1,200          181,200
                                                                                 -----------
                                                                                     642,819
                                                                                 -----------
COMPUTERS - MEMORY DEVICES -- 0.5%

  EMC Corp. (b)..............................................         2,200           72,875
  Microchip Technology, Inc. (b).............................         1,000           50,875
  Storage Technology Corp. (b)...............................         1,100           52,388
                                                                                 -----------
                                                                                     176,138
                                                                                 -----------
COMPUTERS - PERIPHERAL EQUIPMENT -- 1.2%

  3Com Corp..................................................         1,000           73,375
  Adaptec, Inc. (b)..........................................         1,900           76,000
  Cisco Systems, Inc. (b)....................................         3,200          203,600
  Filenet Corp. (b)..........................................         2,000           64,000
                                                                                 -----------
                                                                                     416,975
                                                                                 -----------
COMPUTER SOFTWARE -- 2.7%

  BMC Software, Inc. (b).....................................         1,500           62,062
  Cadence Design Systems, Inc. (b)...........................         2,150           85,463
  Computer Associates, Inc...................................         2,300          114,425
  Compuware Corp. (b)........................................         1,200           60,150
  Microsoft Corp. (b)........................................         4,200          347,025
  Network General Corp. (b)..................................         2,300           69,575
  Parametric Technology Corp. (b)............................         2,100          107,887
  S3, Inc. (b)...............................................         5,400           87,750
                                                                                 -----------
                                                                                     934,337
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
CONSUMER PRODUCTS -- 0.1%
  American Greetings, Class A................................         1,200           34,050
                                                                                 -----------
COSMETICS & TOILETRIES -- 0.8%
  Avon Products, Inc.........................................         2,300      $   131,387
  Gillette Co................................................         1,800          139,950
                                                                                 -----------
                                                                                     271,337
                                                                                 -----------
DIVERSIFIED PRODUCTS -- 1.3%
  E.I. du Pont de Nemours....................................         2,600          245,375
  Textron, Inc...............................................         1,200          113,100
  Tyco International Ltd.....................................         1,900          100,463
                                                                                 -----------
                                                                                     458,938
                                                                                 -----------
ELECTRICAL EQUIPMENT -- 2.0%
  General Electric...........................................         4,000          395,500
  Honeywell, Inc.............................................         2,800          184,100
  Johnson Controls, Inc......................................         1,200           99,450
                                                                                 -----------
                                                                                     679,050
                                                                                 -----------
ELECTRONIC COMPONENTS -- 1.7%
  Atmel Corp. (b)............................................         2,400           79,500
  Intel Corp.................................................         3,100          405,906
  Solectron Corp. (b)........................................         1,000           53,375
  VLSI Technology, Inc. (b)..................................         2,100           50,137
                                                                                 -----------
                                                                                     588,918
                                                                                 -----------
ENTERTAINMENT -- 1.0%
  King World Productions, Inc. (b)...........................         2,000           73,750
  MGM Grand, Inc. (b)........................................         1,900           66,263
  The Walt Disney Co.........................................         2,819          196,273
                                                                                 -----------
                                                                                     336,286
                                                                                 -----------
FINANCIAL SERVICES -- 2.2%
  Bear Stearns Companies, Inc................................         5,700          158,887
  Echelon International (b)..................................           220            3,437
  Edwards (A.G.), Inc........................................         2,600           87,425
  Merrill Lynch & Co.........................................         2,000          163,000
  Morgan Stanley Group.......................................         2,400          137,100
  SunAmerica, Inc............................................         5,200          230,750
                                                                                 -----------
                                                                                     780,599
                                                                                 -----------
FOOD & RELATED -- 1.7%
  ConAgra, Inc...............................................         2,700          134,325
  Dean Foods Co..............................................         2,400           77,400
  Flowers Industries.........................................         1,900           40,850
  Hershey Foods Corp.........................................         2,500          109,375
  Interstate Bakeries Corp...................................         1,900           93,338
  Sara Lee Corp..............................................         3,300          122,925
                                                                                 -----------
                                                                                     578,213
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
FOREST & PAPER PRODUCTS -- 1.2%
  James River Corporation of Virginia........................         4,900          162,313
  Kimberley-Clark Corp.......................................         1,000           95,250
  Mead Corp..................................................         2,500          145,312
                                                                                 -----------
                                                                                     402,875
                                                                                 -----------
FURNITURE & FURNISHINGS -- 0.3%
  Leggett & Platt, Inc.......................................         3,100          107,338
                                                                                 -----------
HOTEL MANAGEMENT & RELATED SERVICES -- 0.6%
  HFS, Inc. (b)..............................................         1,100      $    65,725
  Marriott International, Inc................................         1,600           88,400
  Promus Hotel Corp. (b).....................................         1,400           41,475
                                                                                 -----------
                                                                                     195,600
                                                                                 -----------
HOUSEHOLD - GENERAL PRODUCTS -- 0.5%
  Clorox Co..................................................         1,200          120,450
  First Brands Corp..........................................         1,800           51,075
                                                                                 -----------
                                                                                     171,525
                                                                                 -----------
HOUSING -- 0.2%
  PHH Corp...................................................         1,500           64,500
                                                                                 -----------
INSURANCE -- 1.7%
  Aetna Life & Casualty......................................           757           60,560
  Allstate Insurance.........................................         2,700          156,262
  CIGNA Corp.................................................           900          122,963
  Conseco, Inc...............................................         1,900          121,125
  EXEL Ltd...................................................         1,200           45,450
  Progressive Corp...........................................         1,300           87,588
                                                                                 -----------
                                                                                     593,948
                                                                                 -----------
LEISURE TIME INDUSTRY -- 0.2%
  Callaway Golf Co...........................................         2,600           74,750
                                                                                 -----------
MACHINERY & EQUIPMENT -- 1.1%
  Caterpillar, Inc...........................................         1,200           90,300
  Duriron Co.................................................         2,900           78,662
  Harsco Corp................................................         1,200           82,200
  Ingersoll -- Rand Co.......................................         1,300           57,850
  Trinity Industries.........................................         1,700           63,750
                                                                                 -----------
                                                                                     372,762
                                                                                 -----------
MEDICAL EQUIPMENT & SUPPLIES -- 0.3%
  Beckman Instruments, Inc...................................         1,700           65,238
  DENTSPLY International.....................................           800           38,000
                                                                                 -----------
                                                                                     103,238
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
MEDICAL - HOSPITAL MANAGEMENT SERVICES -- 0.8%
  Columbia HCA Healthcare Corp...............................         1,600           65,200
  HEALTHSOUTH Corp. (b)......................................         1,900           73,388
  Healthcare Compare Corp. (b)...............................         2,500          105,937
  Health Care & Retirement Corp. (b).........................         1,600           45,800
                                                                                 -----------
                                                                                     290,325
                                                                                 -----------
METAL FABRICATION -- 0.4%
  Danaher Corp...............................................         1,300           60,612
  Precision Castparts Corp...................................         1,800           89,325
                                                                                 -----------
                                                                                     149,937
                                                                                 -----------
METALS - DIVERSIFIED -- 0.3%
  Phelps Dodge Corp..........................................         1,400           94,500
                                                                                 -----------
OIL & GAS -- 5.3%
  Ashland, Inc...............................................         2,000      $    87,750
  Atlantic Richfield Co......................................           800          106,000
  Cooper Cameron Corp. (b)...................................         1,000           76,500
  Exxon Corp.................................................         2,500          245,000
  Mobil Corp.................................................         1,500          183,375
  Noble Drilling Corp. (b)...................................         2,600           51,675
  Parker & Parsley Petro Co..................................         4,300          158,025
  Phillips Petroleum Co......................................         2,300          101,775
  Royal Dutch Petroleum......................................           900          153,675
  Smith International, Inc. (b)..............................         1,800           80,775
  Texaco, Inc................................................         2,300          225,687
  Tidewater, Inc.............................................         4,000          181,000
  Unocal Corp................................................         2,700          109,688
  Williams Companies, Inc....................................         1,800           67,500
                                                                                 -----------
                                                                                   1,828,425
                                                                                 -----------
PHARMACEUTICALS -- 4.6%
  Abbott Laboratories........................................         3,000          152,250
  Bristol-Myers Squibb Co....................................         1,900          206,625
  Cardinal Health, Inc.......................................         1,650           96,113
  DURA Pharmaceuticals (b)...................................         1,100           52,525
  Johnson & Johnson..........................................         4,900          243,775
  Mallinckrodt Group, Inc....................................         1,900           83,837
  Merck & Co., Inc...........................................         4,100          324,925
  Pfizer, Inc................................................         2,600          215,475
  Schering-Plough............................................         2,200          142,450
  Watson Pharmaceutical, Inc. (b)............................         1,800           80,887
                                                                                 -----------
                                                                                   1,598,862
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
PUBLISHING -- 0.6%
  New York Times Co., Class A................................         2,600           98,800
  Times Mirror Co., Class A..................................           900           44,775
  Washington Post, Class B...................................           220           73,728
                                                                                 -----------
                                                                                     217,303
                                                                                 -----------
RAILROAD -- 0.5%
  Illinois Central Corp......................................         1,200           38,400
  Norfolk Southern Corp......................................         1,700          148,750
                                                                                 -----------
                                                                                     187,150
                                                                                 -----------
RESTAURANTS -- 0.2%
  Ruby Tuesday, Inc..........................................         3,800           70,300
                                                                                 -----------
RETAIL - APPAREL -- 1.9%
  Claire's Stores, Inc.......................................         3,000           39,000
  Dollar General.............................................         2,600           83,200
  The Gap, Inc...............................................         4,600          138,575
  Liz Claiborne, Inc.........................................         1,700           65,662
  Nike, Inc., Class B........................................         1,500           89,625
  Ross Stores, Inc...........................................         1,400           70,000
  TJX Companies, Inc.........................................         3,800          180,025
                                                                                 -----------
                                                                                     666,087
                                                                                 -----------
RETAIL - FOOD STORES -- 0.6%
  American Stores Co.........................................         1,700      $    69,488
  Safeway, Inc. (b)..........................................         2,200           94,050
  Vons Companies, Inc. (b)...................................           800           47,900
                                                                                 -----------
                                                                                     211,438
                                                                                 -----------
RETAIL - GENERAL MERCHANDISE -- 0.4%
  Family Dollar Stores.......................................         1,600           32,600
  Sears Roebuck & Co.........................................         2,500          115,312
                                                                                 -----------
                                                                                     147,912
                                                                                 -----------
RETAIL - OFFICE SUPPLY -- 0.3%
  OfficeMax, Inc. (b)........................................         5,300           56,313
  U.S. Office Products Co. (b)...............................         1,700           58,012
                                                                                 -----------
                                                                                     114,325
                                                                                 -----------
RETAIL -- SPECIALTY STORES -- 0.3%
  Home Depot, Inc............................................         2,400          120,300
                                                                                 -----------
STEEL -- 0.4%
  AK Steel Holding Corp......................................         1,300           51,513
  USX - U.S. Steel Group, Inc................................         2,800           87,850
                                                                                 -----------
                                                                                     139,363
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
TELECOMMUNICATIONS -- EQUIPMENT -- 0.7%
  ADC Telecommunications, Inc. (b)...........................         2,300           71,587
  Harris Corp................................................         1,500          102,937
  U.S. Robotics Corp. (b)....................................         1,000           72,000
                                                                                 -----------
                                                                                     246,524
                                                                                 -----------
TOBACCO -- 1.0%

  Philip Morris Co., Inc.....................................         2,700          304,087
  Universal Corp.............................................         1,000           32,125
                                                                                 -----------
                                                                                     336,212
                                                                                 -----------
TOYS -- 0.2%

  Hasbro, Inc................................................         1,600           62,200
                                                                                 -----------
UTILITIES - ELECTRIC -- 3.3%
  Boston Edison Co...........................................         3,400           91,375
  CMS Energy Corp............................................         4,300          144,588
  DQE, Inc...................................................         4,000          116,000
  Edison International.......................................         4,000           79,500
  Florida Progress Corp......................................         3,300          106,425
  FPL Group, Inc.............................................         3,300          151,800
  GPU, Inc...................................................         6,400          215,200
  Illinova Corp..............................................         4,500          123,750
  NIPSCO Industries..........................................         1,500           59,437
  Northern States Power......................................         1,700           77,988
                                                                                 -----------
                                                                                   1,166,063
                                                                                 -----------
UTILITIES - GAS -- 0.6%
  Consolidated Natural Gas Co................................         1,100           60,775
  MCN Corp...................................................         2,300           66,412
  NICOR, Inc.................................................         2,100           75,075
                                                                                 -----------
                                                                                     202,262
                                                                                 -----------
UTILITIES - TELEPHONE -- 3.2%
  AT&T Corp..................................................         5,000      $   217,500
  Ameritech Corp.............................................         3,300          200,063
  BellSouth Corp.............................................         5,300          213,987
  Century Telephone Enterprises..............................         3,000           92,625
  Southern New England Telecommunications....................         2,800          108,850
  Southwestern Bell Corp.....................................         3,500          181,125
  Sprint Corp................................................         2,300           91,713
                                                                                 -----------
                                                                                   1,105,863
                                                                                 -----------
Total Common Stocks..........................................                     21,056,604
                                                                                 -----------
CORPORATE BONDS -- 6.0%
BANKING -- 1.0%
  Norwest Corp., 6.55%, 12/1/06..............................    $  350,000          340,813
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
ENTERTAINMENT -- 0.6%
  Walt Disney Co., 6.38%, 3/30/01............................       200,000          198,750
                                                                                 -----------
FINANCIAL SERVICES -- 0.6%
  General Electric Capital Corp., 8.10%, 1/26/99.............       100,000          103,750
  Household Netherlands BV, 6.13%, 3/1/03
    LOC: Household International.............................       100,000           97,250
                                                                                 -----------
                                                                                     201,000
                                                                                 -----------
FOOD & RELATED -- 0.7%
  Heinz Co., 6.88%, 1/15/03..................................       100,000          101,250
  Kellogg Co., 5.90%, 7/15/97................................       150,000          150,117
                                                                                 -----------
                                                                                     251,367
                                                                                 -----------
PHARMACEUTICALS -- 1.4%
  Smithkline Beecham Corp., 6.63%, 10/1/01...................       500,000          502,500
                                                                                 -----------
UTILITIES - ELECTRIC -- 1.7%
  Southern California Edison, 6.50%, 6/1/01..................       590,000          585,575
                                                                                 -----------
Total Corporate Bonds........................................                      2,080,005
                                                                                 -----------
U.S. TREASURY OBLIGATIONS -- 17.7%
U.S. TREASURY BILLS -- 1.5%%
  2/6/97.....................................................       407,000          404,933
  3/6/97.....................................................       108,000          107,030
                                                                                 -----------
Total U.S. Treasury Bills....................................                        511,963
                                                                                 -----------
U.S. TREASURY NOTES -- 15.9%
  6.13%, 5/31/97.............................................       920,000          922,696
  6.38%, 5/15/99.............................................       100,000          100,872
  6.25%, 8/31/00.............................................     1,225,000        1,229,213
  6.38%, 9/30/01.............................................       600,000          603,324
  6.25%, 2/15/03.............................................     1,310,000        1,309,070
  6.50%, 5/15/05.............................................     1,365,000        1,373,600
                                                                                 -----------
Total U.S. Treasury Notes....................................                      5,538,775
                                                                                 -----------
U.S. TREASURY BOND -- 0.3%
  6.25%, 8/15/23.............................................       100,000           93,784
                                                                                 -----------
Total U.S. Treasury Obligations..............................                      6,144,522
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
U.S. GOVERNMENT AGENCIES -- 7.2%
  Federal Home Loan Mortgage Corp.:
    7.06%, 8/2/01............................................    $  500,000      $   503,500
  Federal National Mortgage Assoc.:
    6.57%, 11/19/01..........................................       400,000          396,664
    7.50%, 6/1/03, Pool # 303973.............................       472,141          479,180
    6.50%, 1/1/06, Pool # 81690..............................       179,626          175,450
    7.50%, 5/1/07, Pool # 124341.............................       440,007          445,661
    5.50%, 12/25/14, Series 1993-155, Class PD...............       500,000          496,495
                                                                                 -----------
Total U.S. Government Agencies...............................                      2,496,950
                                                                                 -----------

INVESTMENT COMPANIES -- 9.3%
  T. Rowe Price Foreign Equity Fund..........................       101,300        1,626,878
  T. Rowe Price International Equity Fund....................       117,600        1,622,880
                                                                                 -----------
Total Investment Companies...................................                      3,249,758
                                                                                 -----------

TOTAL (COST -- $32,633,431) (A)..............................                    $35,027,839
Liabilities in Excess of Other Assets........................                       (236,130)
                                                                                 -----------

NET ASSETS -- 100.0%%........................................                    $34,791,709
                                                                                 ===========
Percentages indicated are based on net assets of $34,791,709.
(a) Represents cost for federal income tax purposes and
    differs from value by net unrealized appreciation of
    securities as follows:
  Unrealized appreciation....................................    $2,726,229
  Unrealized depreciation....................................      (331,821)
                                                                 -----------
  Net unrealized appreciation................................    $2,394,408
                                                                 ===========
(b) Represents non-income producing securities.
LOC -- Letter of Credit

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
December 31, 1996
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Time Horizon Funds (the "Company"), was organized on April 12, 1995 as an open-end management investment company established as a Delaware business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"). Between the date of organization and the date of initial sale of shares to the public, the Company had no operations other than incurring organizational expenses, the sale of initial units of beneficial interest ("Shares") and the realization of income earned on the seed money. The Company offers shares of the following funds: Time Horizon Portfolio 1 ("Portfolio 1"), Time Horizon Portfolio 2 ("Portfolio 2"), and Time Horizon Portfolio 3 ("Portfolio 3") (individually, a "Fund" and collectively, the "Funds"), each of which offers Class A, Class B, and Class K Shares. Class K Shares commenced operations on July 22, 1996. Class A Shares are offered at net asset value plus an initial sales charge and are subject to a shareholder servicing fee. Class B Shares are offered at net asset value without a sales charge but are subject to a contingent deferred sales charge, plus distribution fees and shareholder servicing fees. Class B Shares will convert to Class A Shares on the first business day of the month following the eighth anniversary of the date of purchase. Class K Shares are offered at net asset value without an initial sales charge or a contingent deferred sales charge, but subject to distribution and administrative services fees and shareholder servicing fees. Class A, B, and K Shares of each Fund may be exchanged for like shares of another Time Horizon Fund or a Pacific Horizon Fund with no sales charges or redemption fees, as described in the Funds' prospectus.

    The Time Horizon Funds' investment objective is to provide long term investors maximum total return over a stated investment time period while also increasingly emphasizing capital preservation as each Fund approaches its target time horizon. The Funds invest primarily in equity and fixed income securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect

                                   Continued

--------------------------------------------------------------------------------

December 31, 1996
--------------------------------------------------------------------------------

the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:

    Investments in securities that are primarily traded on a domestic exchange or traded on the NASDAQ National Market System are valued at the last sale price on the exchange or market where primarily traded or listed or if there is no recent sale price available, at the last current bid quotation. Securities not so traded are valued at the last current bid quotation if market quotations are available. Except for short-term securities with remaining maturities of 60 days or less ("Short-Term Securities"), fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-Term Securities are valued at amortized cost, which approximates market value.

    Investments in investment companies are valued at their net asset values as reported by such companies. Other securities for which quotations are not readily available are valued at their fair value under procedures established by the Company's Board of Trustees. The differences between the cost and market values of investments held by the Funds are reflected as either unrealized appreciation or depreciation.

SECURITY TRANSACTIONS AND RELATED INCOME:

    Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net proceeds of sales.

REPURCHASE AGREEMENTS:

    The Funds may acquire repurchase agreements from financial institutions such as banks and broker dealers which Bank of America National Trust and Saving Association ("Bank of America" or the "Manager") deems creditworthy under guidelines approved by the Board of

                                   Continued

--------------------------------------------------------------------------------

December 31, 1996
--------------------------------------------------------------------------------

Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at 102% of the repurchase price (including accrued interest). If the seller defaulted on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the particular Fund's rights with respect to such securities to be delayed or limited. Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

FUTURES CONTRACTS

    The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

ORGANIZATION EXPENSES:

    All costs incurred by the Company in connection with the organization of the Funds and the initial public offering of shares of the Funds, principally professional fees and printing, have been deferred. Upon commencement of investment operations of each Fund, the deferred organization expenses are being amortized on a straight-line basis over a period of five years. In the event that any of the initial shares of the Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the

                                   Continued

--------------------------------------------------------------------------------

December 31, 1996
--------------------------------------------------------------------------------

number of said shares being redeemed bears to the number of initial shares that are outstanding at the time of the redemption.

FEDERAL INCOME TAXES:

    It is the policy of each of the Funds to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

DIVIDENDS TO SHAREHOLDERS

    Dividends from net investment income are declared and paid annually and distributable net realized capital gains, if any, are declared and distributed at least annually for all classes of the Funds.

    Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

OTHER:

    Expenses that are directly related to one of the Funds are charged directly to that Fund and are allocated to each class of shares based on the relative net assets of each class, except that distribution plan fees are allocated only to Class B and Class K Shares. Other operating expenses are prorated to the Funds on the basis of relative net assets.

NOTE 3 -- PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities (excluding short-term securities) for the six months ended December 31, 1996 are as follows:

                PURCHASES        SALES
               -----------    -----------
Portfolio
  1..........  $14,344,970    $ 6,996,838
Portfolio
  2..........   20,224,630     10,229,668
Portfolio
  3..........   20,610,727     11,038,001

                                   Continued

                           (Intentionally Left Blank)

--------------------------------------------------------------------------------

December 31, 1996
--------------------------------------------------------------------------------

NOTE 4 -- CAPITAL SHARE TRANSACTIONS

     Transactions in capital shares for the Funds are summarized below:

                                                                  PORTFOLIO 1
                                                          ---------------------------
                                                           FOR THE SIX MONTHS ENDED
                                                               DECEMBER 31, 1996
                                                          ---------------------------
                                                            SHARES          AMOUNT
                                                          ----------      -----------
Class A Shares
  Issued................................................     221,415      $ 2,437,477
  Reinvested............................................       2,880           31,994
  Redeemed..............................................    (145,578)      (1,595,658)
                                                          ----------      -----------
Net increase -- Class A.................................      78,717          873,813
                                                          ----------      -----------
Class B Shares
  Issued................................................     698,019        7,537,150
  Reinvested............................................       8,113           89,403
  Redeemed..............................................    (133,679)      (1,455,427)
                                                          ----------      -----------
Net increase -- Class B.................................     572,453        6,171,126
                                                          ----------      -----------
Class K Shares (a)
  Issued................................................          95            1,000
  Reinvested............................................           1                4
  Redeemed..............................................          --               --
                                                          ----------      -----------
Net increase -- Class K.................................          96            1,004
                                                          ----------      -----------
Net increase in Fund....................................     651,266      $ 7,045,943
                                                          ==========      ===========

                                                                  PORTFOLIO 1
                                                          ---------------------------
                                                               SEPTEMBER 5, 1995
                                                                      TO
                                                               JUNE 30, 1996(b)
                                                          ---------------------------
                                                            SHARES          AMOUNT
                                                          ----------      -----------
Class A Shares
  Issued................................................     741,133      $ 7,707,584
  Reinvested............................................       1,235           12,708
  Redeemed..............................................     (68,669)        (721,792)
                                                          ----------      -----------
Net increase -- Class A.................................     673,699        6,998,500
                                                          ----------      -----------
Class B Shares
  Issued................................................   1,907,618       19,757,166
  Reinvested............................................       2,490           25,622
  Redeemed..............................................    (148,211)      (1,557,688)
                                                          ----------      -----------
Net increase -- Class B.................................   1,761,897       18,225,100
                                                          ----------      -----------
Net increase in Fund....................................   2,435,596      $25,223,600
                                                          ==========      ===========

---------------

(a) Class K shares commenced operations July 22, 1996.

(b) Period from commencement of operations.

                                   Continued

--------------------------------------------------------------------------------

December 31, 1996
--------------------------------------------------------------------------------





             PORTFOLIO 2                      PORTFOLIO 3
     ---------------------------      ---------------------------
      FOR THE SIX MONTHS ENDED         FOR THE SIX MONTHS ENDED
          DECEMBER 31, 1996                DECEMBER 31, 1996
     ---------------------------      ---------------------------
       SHARES          AMOUNT           SHARES          AMOUNT
     ----------      -----------      ----------      -----------

        199,631      $ 2,181,117         192,652      $ 2,154,234
             61              695              60              697
        (61,586)        (675,200)        (54,136)        (605,719)
     ----------      -----------      ----------      -----------
        138,106        1,506,612         138,576        1,549,212
     ----------      -----------      ----------      -----------

        788,725        8,546,938         950,203       10,527,050
            179            2,005             199            2,283
       (113,634)      (1,241,550)       (146,576)      (1,630,513)
     ----------      -----------      ----------      -----------
        675,270        7,307,393         803,826        8,898,820
     ----------      -----------      ----------      -----------

          3,146           34,861              95            1,000
              2                2              --               --
             --               --              --               --
     ----------      -----------      ----------      -----------
          3,148           34,863              95            1,000
     ----------      -----------      ----------      -----------
        816,524      $ 8,848,868         942,497      $10,449,032
     ==========      ===========      ==========      ===========

             PORTFOLIO 2                      PORTFOLIO 3
     ---------------------------      ---------------------------
          SEPTEMBER 5, 1995                SEPTEMBER 5, 1995
                 TO                               TO
          JUNE 30, 1996(b)                 JUNE 30, 1996(b)
     ---------------------------      ---------------------------
       SHARES          AMOUNT           SHARES          AMOUNT
     ----------      -----------      ----------      -----------

        785,275      $ 8,218,403         588,099      $ 6,215,440
          1,381           14,303             677            7,050
        (98,065)      (1,036,787)        (37,224)        (401,692)
     ----------      -----------      ----------      -----------
        688,591        7,195,919         551,552        5,820,798
     ----------      -----------      ----------      -----------

      1,798,701       18,814,130       1,644,029       17,429,594
          1,791           18,553           1,353           14,097
        (83,019)        (877,035)       (136,591)      (1,456,780)
     ----------      -----------      ----------      -----------
      1,717,473       17,955,648       1,508,791       15,986,911
     ----------      -----------      ----------      -----------
      2,406,064      $25,151,567       2,060,343      $21,807,709
     ==========      ===========      ==========      ===========

                                   Continued

--------------------------------------------------------------------------------

December 31, 1996
--------------------------------------------------------------------------------

NOTE 5 -- RELATED PARTY
TRANSACTIONS

    Bank of America National Trust and Savings Association ("Bank of America") serves as the Funds' Manager, providing investment advisory and administrative services. Bank of America is a subsidiary of BankAmerica Corporation, a registered bank holding company. Under the terms of the Management Agreement with the Company, Bank of America is entitled to receive fees based on a percentage of the average net assets of each Fund.

    Pursuant to the authority granted in its Management Agreement, Bank of America has entered into a Sub-Administration Agreement with BISYS Fund Services, Limited Partnership ("BISYS"), under which BISYS will perform certain of the services to be provided under the Management Agreement.

    BISYS Fund Services Ohio, Inc. serves as fund accountant and transfer and dividend disbursing agent of the Funds. Fund accounting fees are computed based upon the greater of $2,500 monthly or the following annual fee schedule: 0.0125% of average net assets between $10 million and $50 million; 0.025% of average net assets between $50 million and $200 million; 0.020% of next $200 million and $500 million of average net assets; and 0.015% of average net assets greater than $500 million.

    Concord Financial Group, Inc. (the "Distributor") serves as distributor of the Funds' shares. For the period ended December 31, 1996, the Distributor received $222,074 from commissions earned on sales of shares of the Funds, $199,719 of which was reallowed to other broker/dealers.

    BISYS, BISYS Fund Services Ohio, Inc. and the Distributor are each wholly-owned subsidiaries of The BISYS Group, Inc.

    The Company has adopted a Shareholder Service Plan for Class A, Class B, and Class K Shares, under which the Class A, Class B, and Class K Shares of the Funds reimburse the Distributor and Service Organizations for shareholder servicing fees incurred. Under the Shareholder Service Plan, payments by a Fund for shareholder servicing expenses may not exceed an annual rate of 0.25% of the Fund's average daily net assets. The Company has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Class B Shares of each Fund compensate the Distributor for services rendered and costs incurred in connection with distribution of the Class B

                                   Continued

--------------------------------------------------------------------------------

December 31, 1996
--------------------------------------------------------------------------------

Shares. Under the Distribution Plan, payments by the Class B Shares of a Fund for distribution expenses are incurred at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the Class B Shares. The Company has adopted two forms of plans for Class K Shares pursuant to Rule 12b-1 under the 1940 Act: an Administrative Services Plan under which the Class K Shares of the Funds may reimburse the Distributor for administrative expenses incurred in connection with sales of shares to investors subject to ERISA; and a Distribution and Administrative Services Plan under which the Class K Shares of the Funds may compensate the Distributor for distribution and administrative services rendered and costs incurred in connection with distribution of the Class K Shares. The total of all 12b-1 distribution fees and administrative services fees paid under both the Administrative Services Plan and the Distribution and Administrative Services Plan may not exceed, in the aggregate, the annual rate of 0.75% of the average daily net assets of a Funds' K Shares.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in those capacities.

    Bank of America has agreed to voluntarily reduce its fees, absorb and/or reimburse operating expenses to ensure that the operating expenses for each Fund do not exceed 1.20%, 1.95%, and 1.70% (annualized) of the average net assets of each Fund's Class A, Class B, and Class K Shares, respectively.

    Information regarding related party transactions is as follows for the six months ended December 31, 1996:

                                   Continued

--------------------------------------------------------------------------------

December 31, 1996
--------------------------------------------------------------------------------

                                                 PORTFOLIO 1    PORTFOLIO 2    PORTFOLIO 3
                                                 -----------    -----------    -----------
MANAGEMENT FEES:
Annual fee before voluntary fee reductions
  (Percentage of average net assets)...........       .60%           .60%           .60%
Voluntary fee reductions.......................    $88,316        $92,753        $84,990
12B-1 FEES:
Annual fee
  (Percentage of average net assets)(Class
    B).........................................       .75%           .75%           .75%
  (Percentage of average net assets)(Class
    K).........................................       .50%           .50%           .50%
Voluntary fee reductions (Class K).............    $     1        $     4        $     1
SHAREHOLDER SERVICES FEES: (Class A, B, and K)
Annual fee before voluntary fee reductions
  (Percentage of average net assets)...........       .25%           .25%           .25%
Voluntary fee reductions (Class A).............    $ 5,490        $ 5,651        $ 5,113
Voluntary fee reductions (Class B).............    $11,894        $11,014        $11,279
EXPENSES REIMBURSED:...........................    $14,650        $13,822        $16,772
FUND ACCOUNTING FEES:..........................    $15,277        $15,278        $15,244
TRANSFER AGENT FEES:...........................    $24,563        $26,585        $25,761

                           (Intentionally Left Blank)

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

                                                             PORTFOLIO 1
                                         ---------------------------------------------------
                                           CLASS A           CLASS B             CLASS K
                                         ------------      ------------      ---------------
                                         FOR THE SIX       FOR THE SIX
                                         MONTHS ENDED      MONTHS ENDED       JULY 22, 1996
                                         DECEMBER 31,      DECEMBER 31,      TO DECEMBER 31,
                                             1996              1996              1996(a)
                                         ------------      ------------      ---------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................     $  10.65          $  10.60            $ 10.45
                                            -------           -------            -------
Investment Activities:
  Net investment income...............         0.18              0.12               0.16
  Net realized and unrealized gains on
    investments.......................         0.44              0.46               0.59
                                            -------           -------            -------
                                               0.62              0.58               0.75
                                            -------           -------            -------
Distributions:
  Net investment income...............        (0.31)            (0.25)             (0.28)
  Net realized gains..................        (0.04)            (0.04)             (0.04)
                                            -------           -------            -------
    Total Distributions...............        (0.35)            (0.29)             (0.32)
                                            -------           -------            -------
NET ASSET VALUE, END OF PERIOD........     $  10.92          $  10.89            $ 10.88
                                            =======           =======            =======
Total Return (excludes sales and
  redemption charges).................         5.86%(b)          5.48%(b)           5.48%(b)
Ratios/Supplemental Data:
  Net Assets at end of period (000)...     $  8,217          $ 25,426            $     1
  Ratio of expenses to average net
    assets............................         0.95%(c)          1.67%(c)           1.53%(c)
  Ratio of net investment income to
    average net assets................         4.09%(c)          3.05%(c)           3.21%(c)
  Ratio of expenses to average net
    assets *..........................         1.77%(c)          2.45%(c)           1.84%(c)
  Ratio of net investment income to
    average net assets *..............         3.27%(c)          2.27%(c)           2.90%(c)
  Portfolio turnover **...............           24%               24%                24%
  Average commission rate paid (e)....     $ 0.0516          $ 0.0516            $0.0516

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).

(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

    See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             PORTFOLIO 1
   --------------------------------
     CLASS A
   ------------          CLASS B
   SEPTEMBER 5,        ------------
   1995 TO JUNE        SEPTEMBER 5,
       30,             1995 TO JUNE
     1996(a)           30, 1996(a)
   ------------        ------------
     $  10.04(d)         $  10.04(d)
      -------             -------
         0.22                0.18
         0.45                0.43
      -------             -------
         0.67                0.61
      -------             -------
        (0.06)              (0.05)
         0.00                0.00
      -------             -------
        (0.06)              (0.05)
      -------             -------
     $  10.65            $  10.60
      =======             =======
         6.68%(b)            6.09%(b)
     $  7,172            $ 18,681
         0.49%(c)            1.29%(c)
         3.96%(c)            3.16%(c)
         2.95%(c)            3.65%(c)
         1.50%(c)            0.80%(c)
           72%                 72%
     $ 0.0652            $ 0.0652

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

                                                            PORTFOLIO 2
                                          ------------------------------------------------
                                            CLASS A           CLASS B           CLASS K
                                          ------------      ------------      ------------
                                          FOR THE SIX       FOR THE SIX         JULY 22,
                                          MONTHS ENDED      MONTHS ENDED        1996 TO
                                          DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                              1996              1996            1996(a)
                                          ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD...     $  10.73          $  10.68          $  10.44
                                             -------           -------           -------
Investment Activities:
  Net investment income................         0.16              0.11              0.08
  Net realized and unrealized gains on
    investments........................         0.59              0.60              0.87
                                             -------           -------           -------
                                                0.75              0.71              0.95
                                             -------           -------           -------
Distributions:
  Net investment income................        (0.28)            (0.22)            (0.26)
                                             -------           -------           -------
NET ASSET VALUE, END OF PERIOD.........     $  11.20          $  11.17          $  11.13
                                             =======           =======           =======
Total Return (excludes sales and
  redemption charges)..................         6.97%(b)          6.64%(b)          6.67%(b)
Ratios/Supplemental Data:
  Net Assets at end of period (000)....     $  9,260          $ 26,719          $     35
  Ratio of expenses to average net
    assets.............................         0.88%(c)          1.67%(c)          1.71%(c)
  Ratio of net investment income to
    average net assets.................         3.53%(c)          2.76%(c)          3.30%(c)
  Ratio of expenses to average net
    assets *...........................         1.68%(c)          2.43%(c)          2.09%(c)
  Ratio of net investment income to
    average net assets *...............         2.73%(c)          2.00%(c)          2.92%(c)
  Portfolio turnover **................           33%               33%               33%
  Average commission rate paid (e).....     $ 0.0522          $ 0.0522          $ 0.0522

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).

(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

    See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             PORTFOLIO 2
   --------------------------------
     CLASS A
   ------------          CLASS B
   SEPTEMBER 5,        ------------
   1995 TO JUNE        SEPTEMBER 5,
       30,             1995 TO JUNE
     1996(a)           30, 1996(a)
   ------------        ------------
     $  10.04(d)         $  10.04(d)
      -------             -------
         0.21                0.15
         0.54                0.54
      -------             -------
         0.75                0.69
      -------             -------
        (0.06)              (0.05)
      -------             -------
     $  10.73            $  10.68
      =======             =======
         7.48%(b)            6.88%(b)
     $  7,389            $ 18,350
         0.50%(c)            1.32%(c)
         3.72%(c)            2.92%(c)
         3.12%(c)            3.87%(c)
         1.10%(c)            0.37%(c)
           72%                 72%
     $ 0.0592            $ 0.0592

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

                                                            PORTFOLIO 3
                                          ------------------------------------------------
                                            CLASS A           CLASS B           CLASS K
                                          ------------      ------------      ------------
                                          FOR THE SIX       FOR THE SIX         JULY 22,
                                          MONTHS ENDED      MONTHS ENDED        1996 TO
                                          DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                              1996              1996            1996(a)
                                          ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD...     $  10.94          $  10.90          $  10.55
                                             -------           -------           -------
Investment Activities:
  Net investment income................         0.12              0.07              0.12
  Net realized and unrealized gains on
    investments........................         0.78              0.77              1.09
                                             -------           -------           -------
                                                0.90              0.84              1.21
                                             -------           -------           -------
Distributions:
  Net investment income................        (0.22)            (0.16)            (0.18)
                                             -------           -------           -------
NET ASSET VALUE, END OF PERIOD.........     $  11.62          $  11.58          $  11.58
                                             =======           =======           =======
Total Return (excludes sales and
  redemption charges)..................         8.23%(b)          7.75%(b)          7.75%(b)
Ratios/Supplemental Data:
  Net Assets at end of period (000)....     $  8,017          $ 26,773          $      1
  Ratio of expenses to average net
    assets.............................         0.88%(c)          1.68%(c)          1.50%(c)
  Ratio of net investment income to
    average net assets.................         2.84%(c)          2.09%(c)          2.23%(c)
  Ratio of expenses to average net
    assets *...........................         1.72%(c)          2.47%(c)          1.81%(c)
  Ratio of net investment income to
    average net assets *...............         2.00%(c)          1.30%(c)          1.92%(c)
  Portfolio turnover **................          41%               41%               41%
  Average commission rate paid (e).....     $ 0.0489          $ 0.0489          $ 0.0489

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).

(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

    See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             PORTFOLIO 3
   --------------------------------
     CLASS A
   ------------          CLASS B
   SEPTEMBER 5,        ------------
   1995 TO JUNE        SEPTEMBER 5,
       30,             1995 TO JUNE
     1996(a)           30, 1996(a)
   ------------        ------------
     $  10.04(d)         $  10.04(d)
      -------             -------
         0.18                0.12
         0.77                0.78
      -------             -------
         0.95                0.90
      -------             -------
        (0.05)              (0.04)
      -------             -------
     $  10.94            $  10.90
      =======             =======
         9.46%(b)            8.98%(b)
     $  6,033            $ 16,441
         0.51%(c)            1.34%(c)
         3.29%(c)            2.47%(c)
         3.32%(c)            4.08%(c)
         0.48%(c)           -0.27%(c)
          66%                 66%
     $ 0.0584            $ 0.0584

For more information, complete the following form and mail it to:

                               Time Horizon Funds
                           c/o BA Investment Services
                                 P.O. Box 29026
                            Glendale, CA 91209-9026

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

 ................................................................................
Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Time Horizon Fund.

 ................................................................................
 Name of Broker

 ................................................................................
 Name of Brokerage Firm

[ ] I purchased my Time Horizon Fund without the assistance of a broker.

 I want to find out more about Bank of America-managed mutual funds. Please send me a free investing kit on the mutual funds selected below. The kit includes a prospectus, which has more complete information on the Fund(s), including charges and expenses. Read the prospectus carefully before investing or sending money.

     [ ] THE TIME HORIZON FUNDS

         [ ] For goals about 10 years away (around the year 2005)
         [ ] For goals about 20 years away (around the year 2015)
         [ ] For goals about 30 years away (around the year 2025)
       [ ] PACIFIC HORIZON FUNDS with the following investment goals:
         [ ] Aggressive Growth
         [ ] Conservative Growth
         [ ] Growth Combined With Income
         [ ] Current Income
         [ ] Tax-Free Income


Additional Comments:
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

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                                                               U.S. POSTAGE
                                                                    PAID
                                                               PERMIT NO. 1702
                                                                CLEVELAND, OH
                                                              ----------------


  TMH-0047